                                                      1933 Act File No. 33-31602
                                                      1940 Act File No. 811-5950

                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X

    Pre-Effective Amendment No.

    Post-Effective Amendment No.   68 ......................        X

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

    Amendment No.   69 .....................................        X

                      MONEY MARKET OBLIGATIONS TRUST
            (Exact Name of Registrant as Specified in Charter)

                         Federated Investors Funds
                           5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7000
                 (Address of Principal Executive Offices)

                              (412) 288-1900
                      (Registrant's Telephone Number)

                        John W. McGonigle, Esquire
                         Federated Investors Tower
                            1001 Liberty Avenue
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)
             (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

  X         immediately upon filing pursuant to paragraph (b)
            on ______________ pursuant to paragraph (b)
___   60 days after filing pursuant to paragraph (a)(i)
___   on _________________ pursuant to paragraph (a)(i)
___ 75 days after filing pursuant to paragraph (a)(ii)
___ on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

___This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copies to:    Matthew G. Maloney, Esquire
              Dickstein Shapiro Morin & Oshinsky LLP
              2101 L Street, N.W.
              Washington, DC  20037

Federated Investors
World-Class Investment Manager

Automated Government Cash Reserves

A Portfolio of Money Market Obligations Trust

a PROSPECTUS

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June 30, 2004

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A money market mutual fund seeking current income with stability of principal and liquidity by investing only in a portfolio of short-term U.S. government securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4

What are the Principal Securities in Which the Fund Invests? 5

What are the Specific Risks of Investing in the Fund? 6

What Do Shares Cost? 6

How is the Fund Sold? 7

How to Purchase Shares 7

How to Redeem Shares 9

Account and Share Information 13

Who Manages the Fund? 13

Legal Proceedings 14

Financial Information 15

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

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The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is current income with stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

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WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests only in a portfolio of short-term U.S. Treasury and government agency securities that pay interest exempt from state personal income tax. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.

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The Fund intends to invest in the securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Bank System, Student Loan Marketing Association and the Tennessee Valley Authority. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund.

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The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

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Risk/Return Bar Chart and Table

Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

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The Fund's Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund's total return for the three-month period from January 1, 2004 to March 31, 2004 was 0.12%.

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Within the periods shown in the bar chart, the Fund's highest quarterly return was 1.52% (quarter ended September 30, 2000). Its lowest quarterly return was 0.12% (quarter ended December 31, 2003).

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Average Annual Total Return Table

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The following table represents the Fund's Average Annual Total Returns for the calendar periods ended December 31, 2003.

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Calendar Period	Fund
1 Year	0.59%
5 Years	3.19%
10 Years	4.00%

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The Fund's 7-Day Net Yield as of December 31, 2003 was 0.49%. You may call the fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

AUTOMATED GOVERNMENT CASH RESERVES

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.50%
Distribution (12b-1) Fee	None
Shareholder Services Fee	0.25%
Other Expenses[3]	0.13%
Total Annual Fund Operating Expenses	0.88%

1 The percentages shown are based on expenses for the entire fiscal year ended April 30, 2004. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser, administrator and transfer agent waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2004.

Total Waivers of Fund Expenses	0.29%
Total Actual Annual Fund Operating Expenses (after waivers)	0.59%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.22% for the fiscal year ended April 30, 2004.

3 The administrator and transfer agent voluntarily waived a portion of their fees. The administrator and transfer agent can terminate these voluntary waivers at any time. Total other expenses paid by the Fund (after the voluntary waivers) were 0.12% for the fiscal year ended April 30, 2004.

EXAMPLE

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This Example is intended to help you compare the cost of investing in the Fund's Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$	 90

3 Years	$	281

5 Years	$	488

10 Years	$	1,084

What are the Fund's Investment Strategies?

The Fund invests only in a portfolio of U.S. Treasury and government agency securities maturing in 397 days or less that pay interest exempt from state personal income tax. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.

The Fund's investment adviser (Adviser) targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as:

  current U.S. economic activity and the economic outlook;
  current short-term interest rates;
  the Fed's policies regarding short-term interest rates; and
  the potential effects of foreign economic activity on U.S. short-term interest rates.

The Adviser generally shortens the portfolio's dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. The Adviser selects securities used to shorten or extend the portfolio's dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

Because the Fund refers to government securities in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to invest less than 80% of its assets in government securities.

What are the Principal Securities in Which the Fund Invests?

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FIXED-INCOME SECURITIES

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Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. The following describes the types of fixed-income securities in which the Fund may invest:

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U.S. Treasury Securities

U.S. Treasury securities are direct obligations of the federal government of the United States.

Agency Securities

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Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.

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A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System.

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Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

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What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISK

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Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as demand for particular fixed-income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

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Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

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What Do Shares Cost?

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You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge.

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When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next determined NAV. NAV is determined at 2:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

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The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutional investors, such as corporations, unions, hospitals, insurance companies and municipalities, or to individuals, directly or through investment professionals.

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The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

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You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares. New investors must submit a completed New Account Form.

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THROUGH AN INVESTMENT PROFESSIONAL

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Submit your purchase order to your investment professional. Investment professionals are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

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If your investment professional submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your investment professional submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section "By Telephone" or the section "By Mail" below.

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If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Fund. For more information about how to purchase Shares through your investment professional, you should contact your investment professional directly.

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DIRECTLY FROM THE FUND

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By Telephone

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You may purchase Shares by calling the Fund at 1-800-341-7400.

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Your purchase will be priced at the NAV next calculated after the Fund receives your order. Receipt of a purchase order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders. If you call the Fund by 2:00 (Eastern time) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day's dividend.

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Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

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You cannot purchase Shares by wire on holidays when wire transfers are restricted. If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

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By Mail

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You may purchase Shares by sending your check payable to The Federated Funds:

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Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

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If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

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Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

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Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

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Your order will be priced at the NAV next calculated after the Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).

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BY AUTOMATIC INVESTMENTS

You may establish an account with your financial institution to automatically purchase Shares on predetermined dates or when your bank account reaches a certain level. Under this program, participating financial institutions are responsible for prompt transmission of orders and may charge you for this service. You should read this prospectus along with your financial institution's agreement or materials describing this service.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

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Submit your redemption request to your investment professional. Investment professionals are responsible for promptly submitting redemption requests to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

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If your investment professional submits your redemption request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your investment professional submits your redemption request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section "By Telephone" or the section "By Mail" below.

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If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Fund. For more information about how to redeem Shares through your investment professional, you should contact your investment professional directly.

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DIRECTLY FROM THE FUND

By Telephone

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You may redeem Shares by calling the Fund at 1-800-341-7400. Your redemption request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders.

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If you call the Fund by 2:00 p.m. (Eastern time), and your redemption proceeds are wired to you the same day, you will not be entitled to that day's dividend.

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If you call the Fund after 2:00 p.m. (Eastern time), you will be entitled to that day's dividend and your redemption proceeds will be sent to you the following business day.

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By Mail

You may redeem Shares by mailing a written request to the Fund.

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Your redemption request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day's dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.

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Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

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Call your investment professional or the Fund if you need special instructions

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Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

CHECKWRITING

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

DEBIT CARD

You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

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Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

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Who Manages the Fund?

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The Board of Trustees (the "Board") governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 136 mutual funds and a variety of separate accounts, which totaled approximately $198 billion in assets as of December 31, 2003. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,650 employees. More than 5,000 investment professionals make Federated funds available to their customers.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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Legal Proceedings

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Like many other mutual fund companies, in September 2003, Federated Investors, Inc., the parent company of the Federated funds' advisers and distributor (collectively, "Federated"), received detailed requests for information on shareholder trading activities in the Federated funds ("Funds") from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Since that time, Federated has received additional inquiries from regulatory authorities on these and related matters, and more such inquiries may be received in the future.

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As a result of these inquiries, Federated and the Funds have conducted an internal investigation of the matters raised, which revealed instances in which a few investors were granted exceptions to Federated's internal procedures for limiting frequent transactions and that one of these investors made an additional investment in another Federated fund. The investigation has also identified inadequate procedures which permitted a limited number of investors (including several employees) to engage in undetected frequent trading activities and/or the placement and acceptance of orders to purchase shares of fluctuating net asset value funds after the funds' closing times. Federated has issued a series of press releases describing these matters in greater detail and emphasizing that it is committed to compensating the Funds for any detrimental impact these transactions may have had on them. In that regard, on February 3, 2004, Federated and the independent directors of the Funds announced the establishment by Federated of a restoration fund that is intended to cover any such detrimental impact. The press releases and related communications are available in the "About Us" section of Federated's website www.federatedinvestors.com, and any future press releases on this subject will also be posted there.

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Shortly after Federated's first public announcement concerning the foregoing matters, and notwithstanding Federated's commitment to taking remedial actions, Federated and various Funds were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The board of the Funds has retained the law firm of Dickstein, Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

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Financial Information

FINANCIAL HIGHLIGHTS

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The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended April 30	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.005	0.010	0.024	0.056	0.048
Net unrealized and unrealized gain (loss) on investments	--	--	0.000 [1]	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.005	0.010	0.024	0.056	0.048

Less Distributions:
Distributions from net investment income	(0.005)	(0.010)	(0.024)	(0.056)	(0.048)
Distributions from net realized gain on investments	--	--	(0.000)[1]	--	--

TOTAL DISTRIBUTIONS	(0.005)	(0.010)	(0.024)	(0.056)	(0.048)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.50%	1.05%	2.43%	5.79%	4.96%

Ratios to Average Net Assets:

Expenses	0.59%	0.59%	0.59%	0.59%	0.59%

Net investment income	0.51%	1.03%	2.31%	5.66%	4.85%

Expense waiver/reimbursement[3]	0.29%	0.27%	0.27%	0.27%	0.27%

Supplemental Data:

Net assets, end of period (000 omitted)	$435,206	$908,578	$849,131	$695,996	$714,508

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated April 30, 2004, which can be obtained free of charge

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A Statement of Additional Information (SAI) dated June 30, 2004, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.



These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's Internet site at www.federatedinvestors.com.


You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated Investors
World-Class Investment Manager

Automated Government Cash Reserves
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Investment Company Act File No. 811-5950

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

Cusip 60934N716


0011606A (6/04)


AUTOMATED TREASURY CASH RESERVES
A Portfolio of Money Market Obligations Trust

Statement of additional Information


June 30, 2004

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Automated Treasury Cash
Reserves (Fund), dated June 30, 2004. This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.


Who Manages and Provides Services to
    the Fund?............................6
How Does the Fund Measure Performance?..16


HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Money Market Obligations Trust
(Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October
3, 1988. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund, which was established on December 7, 1989, was reorganized as a portfolio of the
Trust on September 3, 1999.

The Fund's investment adviser is Federated Investment Management Company
(Adviser).

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.
  A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
  The following describes the types of fixed income securities in which the Fund may invest:
Treasury Securities
Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.
Zero Coupon Securities
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest
(referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero coupon security.

  There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds.
Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

callable securities
Certain fixed income securities in which the Fund invests are callable at the option of the issuer.  Callable securities are subject to call risks.


Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other
Federated funds.  Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating Federated fund.  Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board of Trustees (Board), and the Board monitors the operation of the program.  Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed"
trades.  All inter-fund loans must be repaid in seven days or less.  The
Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests.  Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (Repo Rate)
and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board.  The interest rate imposed on inter-fund loans is the average of the Repo Rate and the
Bank Loan Rate.

Delayed Delivery Transactions
Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund.
Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Asset Coverage
In order to secure its obligations in connection with special transactions, the Fund will either own the underlying assets or set aside readily marketable securities with a value that equals or exceeds the
Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The
Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

 Credit Risks
Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.
  Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the
Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Call Risks
If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Fundamental INVESTMENT Objective
The Fund's fundamental investment objective is current income consistent with stability of principal and liquidity. The investment objective may not be changed by the Fund's Board without shareholder approval.

INVESTMENT LIMITATIONS

Diversification
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and
securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Concentration
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments are not deemed to constitute an industry.

Issuing Senior Securities and Borrowing Money
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company
Act of 1940 (1940 Act).

Pledging Assets
The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or
10% of the value of total assets at the time of the pledge.

Lending Cash or Securities
The Fund will not lend any of its assets, except that it may purchase or hold U.S.Treasury obligations, as permitted by its investment objective, policies, and limitations or Declaration of Trust.

Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Underwriting Securities
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the
Fund may purchase securities of companies that deal in commodities.
The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Buying on Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

Investing in Illiquid Securities
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10%
of the Fund's net assets.

Investing in Restricted Securities
The Fund may purchase securities subject to restrictions on resale under the federal securities laws.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund will not purchase securities of other investment companies, except as part of a merger, consolidation, or other acquisition.
  For purposes of the diversification limitation, the Fund considers certificates of deposit and demand and time deposits issued by a U.S.
branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

Regulatory Compliance
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940
Act. In particular, the Fund will comply with the various requirements of
Rule 2a-7 (the Rule), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the
Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule.
Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The
Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

HOW IS THE FUND SOLD?
Under the Distributor's Contract with the Fund, the Distributor (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.

SERVICE FEES
The Fund may pay fees not to exceed 0.25% of average daily net assets
(Service Fees) to investment professionals or to Federated Shareholder
Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying investment professionals directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate investment professionals.

SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees, in significant amounts, out of the assets of the Distributor. These fees do not come out of Fund assets.
The Distributor may be reimbursed by the Adviser or its affiliates.

These supplemental payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of services, sales support or marketing support furnished by the investment professional. In addition to these supplemental payments, an investment professional may also receive Service Fees.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940
Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the
Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the
Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the
Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the
Trust's outstanding Shares of all series entitled to vote.

As of June 1, 2004, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: VAR & Co.,
Milwaukee, WI, owned approximately 39,821,759 Shares (23.66%) and Security
National Bank, Enid, OK, owned approximately 8,457,851 Shares (5.03%).

TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal
Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund
(i.e., "Interested" Board members) and those who are not (i.e.,
"Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue,
Pittsburgh, PA.  The Trust comprises 41 portfolios and the Federated Fund
Complex consists of 44 investment companies (comprising 136 portfolios).
Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund
Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds-four portfolios; Golden Oak(R) Family of Funds-seven portfolios and WesMark
Funds-five portfolios.

As of June 1, 2004, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

                                                         ------------

        Name                                              Aggregate         Total
     Birth Date                                          Compensation   Compensation
      Address         Principal Occupation(s) for Past    From Fund    From Trust and
Positions Held with    Five Years, Other Directorships      (past      Federated Fund
       Trust            Held and Previous Position(s)    fiscal year)      Complex
 Date Service Began                                                    (past calendar
                                                                            year)
                      Principal Occupations: Chairman         $0
John F. Donahue*      and Director or Trustee of the                         $0
Birth Date: July      Federated Fund Complex; Chairman
28, 1924              and Director, Federated
CHAIRMAN AND TRUSTEE  Investors, Inc.
Began serving:
October 1988          Previous Positions: Trustee,
                      Federated Investment Management
                      Company and Chairman and
                      Director, Federated Investment
                      Counseling.

                      Principal Occupations: Principal        $0
J. Christopher        Executive Officer and President                        $0
Donahue*              of the Federated Fund Complex;
Birth Date: April     Director or Trustee of some of
11, 1949              the Funds in the Federated Fund
PRESIDENT AND         Complex; President, Chief
TRUSTEE               Executive Officer and Director,
Began serving:        Federated Investors, Inc.;
October 1999          Chairman and Trustee, Federated
                      Investment Management Company;
                      Trustee, Federated Investment
                      Counseling; Chairman and
                      Director, Federated Global
                      Investment Management Corp.;
                      Chairman, Federated Equity
                      Management Company of
                      Pennsylvania, Passport Research,
                      Ltd. and Passport Research II,
                      Ltd.; Trustee, Federated
                      Shareholder Services Company;
                      Director, Federated Services
                      Company.

                      Previous Positions: President,
                      Federated Investment Counseling;
                      President and Chief Executive
                      Officer, Federated Investment
                      Management Company, Federated
                      Global Investment Management
                      Corp. and Passport Research, Ltd.

                      Principal Occupations: Director      $145.70
Lawrence D. Ellis,    or Trustee of the Federated Fund                    $148,500
M.D.*                 Complex; Professor of Medicine,
Birth Date: October   University of Pittsburgh;
11, 1932              Medical Director, University of
3471 Fifth Avenue     Pittsburgh Medical Center
Suite 1111            Downtown; Hematologist,
Pittsburgh, PA        Oncologist and Internist,
TRUSTEE               University of Pittsburgh Medical
Began serving:        Center.
October 1988
                      Other Directorships Held:
                      Member, National Board of
                      Trustees, Leukemia Society of
                      America.

                      Previous Positions: Trustee,
                      University of Pittsburgh;
                      Director, University of
                      Pittsburgh Medical Center.

---------------------------------------------------------------------------
* Family relationships and reasons for "interested" status: John F.
Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence
D. Ellis, M.D. is "interested" because his son-in-law is employed by the
Fund's principal underwriter, Federated Securities Corp.

 INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

Name                                                                   Total
Birth Date                                               Aggregate     Compensation
Address               Principal Occupation(s) for Past   Compensation  From Trust and
Positions Held with   Five Years, Other Directorships    From Fund     Federated Fund
Trust                 Held and Previous Position(s)      (past         Complex
Date Service Began                                       fiscal year)  (past calendar
                                                                       year)
                      Principal Occupation: Director       $160.30        $163,350
Thomas G. Bigley      or Trustee of the Federated Fund
Birth Date:           Complex.
February 3, 1934
15 Old Timber Trail   Other Directorships Held:
Pittsburgh, PA        Director, Member of Executive
TRUSTEE               Committee, Children's Hospital
Began serving:        of Pittsburgh; Director,
November 1994         University of Pittsburgh.

                      Previous Position: Senior
                      Partner, Ernst & Young LLP.

                      Principal Occupations: Director      $160.30        $163,350
John T. Conroy, Jr.   or Trustee of the Federated Fund
Birth Date: June      Complex; Chairman of the Board,
23, 1937              Investment Properties
Grubb &           Corporation; Partner or Trustee
Ellis/Investment      in private real estate ventures
Properties            in Southwest Florida.
Corporation
3838 North Tamiami    Previous Positions: President,
Trail                 Investment Properties
Suite 402             Corporation; Senior Vice
Naples, FL            President, John R. Wood and
TRUSTEE               Associates, Inc., Realtors;
Began serving:        President, Naples Property
August 1991           Management, Inc. and Northgate
                      Village Development Corporation.

                      Principal Occupation: Director       $160.30        $163,350
Nicholas P.           or Trustee of the Federated Fund
Constantakis          Complex.
Birth Date:
September 3, 1939     Other Directorships Held:
175 Woodshire Drive   Director and Member of the Audit
Pittsburgh, PA        Committee, Michael Baker
TRUSTEE               Corporation (engineering and
Began serving:        energy services worldwide).
October 1999
                      Previous Position: Partner,
                      Anderson Worldwide SC.

                      Principal Occupation: Director       $145.70        $148,500
John F. Cunningham    or Trustee of the Federated Fund
Birth Date: March     Complex.
5, 1943
353 El Brillo Way     Other Directorships Held:
Palm Beach, FL        Chairman, President and Chief
TRUSTEE               Executive Officer, Cunningham
Began serving:        & Co., Inc. (strategic
January 1999          business consulting); Trustee
                      Associate, Boston College.

                      Previous Positions: Director,
                      Redgate Communications and EMC
                      Corporation (computer storage
                      systems); Chairman of the Board
                      and Chief Executive Officer,
                      Computer Consoles, Inc.;
                      President and Chief Operating
                      Officer, Wang Laboratories;
                      Director, First National Bank of
                      Boston; Director, Apollo
                      Computer, Inc.

                      Principal Occupation: Director       $145.70        $148,500
Peter E. Madden       or Trustee of the Federated Fund
Birth Date: March     Complex; Management Consultant.
16, 1942
One Royal Palm Way    Other Directorships Held: Board
100 Royal Palm Way    of Overseers, Babson College.
Palm Beach, FL
TRUSTEE               Previous Positions:
Began serving:        Representative, Commonwealth of
August 1991           Massachusetts General Court;
                      President, State Street Bank and
                      Trust Company and State Street
                      Corporation (retired); Director,
                      VISA USA and VISA International;
                      Chairman and Director,
                      Massachusetts Bankers
                      Association; Director,
                      Depository Trust Corporation;
                      Director, The Boston Stock
                      Exchange.

                      Principal Occupations: Director      $160.30        $163,350
Charles F.            or Trustee of the Federated Fund
Mansfield, Jr.        Complex; Management Consultant;
Birth Date: April     Executive Vice President, DVC
10, 1945              Group, Inc. (marketing,
80 South Road         communications and technology)
Westhampton Beach,    (prior to 9/1/00).
NY
TRUSTEE               Previous Positions: Chief
Began serving:        Executive Officer, PBTC
January 1999          International Bank; Partner,
                      Arthur Young & Company (now
                      Ernst & Young LLP); Chief
                      Financial Officer of Retail
                      Banking Sector, Chase Manhattan
                      Bank; Senior Vice President,
                      HSBC Bank USA (formerly, Marine
                      Midland Bank); Vice President,
                      Citibank; Assistant Professor of
                      Banking and Finance, Frank G.
                      Zarb School of Business, Hofstra
                      University.

                      Principal Occupations: Director      $174.88        $178,200
John E. Murray,       or Trustee of the Federated Fund
Jr., J.D., S.J.D.     Complex; Chancellor and Law
Birth Date:           Professor, Duquesne University;
December 20, 1932     Partner, Murray, Hogue &
Chancellor,           Lannis.
Duquesne University
Pittsburgh, PA        Other Directorships Held:
TRUSTEE               Director, Michael Baker Corp.
Began serving:        (engineering, construction,
February 1995         operations and technical
                      services).

                      Previous Positions: President,
                      Duquesne University; Dean and
                      Professor of Law, University of
                      Pittsburgh School of Law; Dean
                      and Professor of Law, Villanova
                      University School of Law.

                      Principal Occupations:  Director     $145.70        $148,500
Marjorie P. Smuts     or Trustee of the Federated Fund
Birth Date: June      Complex; Public
21, 1935              Relations/Marketing
4905 Bayard Street    Consultant/Conference
Pittsburgh, PA        Coordinator.
TRUSTEE
Began serving:        Previous Positions: National
October 1988          Spokesperson, Aluminum Company
                      of America; television producer;
                      President, Marj Palmer Assoc.;
                      Owner, Scandia Bord.

                      Principal Occupations:  Director     $145.70        $148,500
John S. Walsh         or Trustee of the Federated Fund
Birth Date:           Complex; President and Director,
November 28, 1957     Heat Wagon, Inc. (manufacturer
2604 William Drive    of construction temporary
Valparaiso, IN        heaters); President and
TRUSTEE               Director, Manufacturers
Began serving:        Products, Inc. (distributor of
January 1999          portable construction heaters);
                      President, Portable Heater
                      Parts, a division of
                      Manufacturers Products, Inc.

                      Previous Position: Vice
                      President, Walsh & Kelly,
                      Inc.

---------------------------------------------------------------------------

OFFICERS**

Name
Birth Date
Address
Positions Held with Trust
----------------------------- Principal Occupation(s) and Previous Position(s)
Date Service Began
                              Principal Occupations: Executive Vice President and
John W. McGonigle             Secretary of the Federated Fund Complex; Executive Vice
Birth Date: October 26, 1938  President, Secretary and Director, Federated Investors,
EXECUTIVE VICE PRESIDENT AND  Inc.
SECRETARY
Began serving: June 1995      Previous Positions: Trustee, Federated Investment
                              Management Company and Federated Investment Counseling;
                              Director, Federated Global Investment Management Corp.,
                              Federated Services Company and Federated Securities
                              Corp.

                              Principal Occupations: Principal Financial Officer and
Richard J. Thomas             Treasurer of the Federated Fund Complex; Senior Vice
Birth Date: June 17, 1954     President, Federated Administrative Services.
TREASURER
Began serving: November 1998  Previous Positions: Vice President, Federated
                              Administrative Services; held various management
                              positions within Funds Financial Services Division of
                              Federated Investors, Inc.

                              Principal Occupations: Vice Chairman or Vice President
Richard B. Fisher             of some of the Funds in the Federated Fund Complex;
Birth Date: May 17, 1923      Vice Chairman, Federated Investors, Inc.; Chairman,
VICE PRESIDENT                Federated Securities Corp.
Began serving: October 1988
                              Previous Positions: President and Director or Trustee
                              of some of the Funds in the Federated Fund Complex;
                              Executive Vice President, Federated Investors, Inc. and
                              Director and Chief Executive Officer, Federated
                              Securities Corp.

Deborah A. Cunningham         Principal Occupations: Deborah Cunningham was named
Birth Date: September 15,     Chief Investment Officer of money market products in
1959                          2004. She joined Federated in 1981 and has been a
CHIEF INVESTMENT OFFICER      Senior Portfolio Manager and a Senior Vice President of
----------------------------- the Fund's Adviser since 1997. Ms. Cunningham is a
Began serving: May 2004       Chartered Financial Analyst and received her M.S.B.A.
                              in Finance from Robert Morris College.

                              Principal Occupations:  Mary Jo Ochson is a Vice
Mary Jo Ochson                President of the Trust. She joined Federated in 1982
Birth Date: September 12,     and has been a Senior Portfolio Manager and a Senior
1953                          Vice President of the Fund's Adviser since 1996.  Ms.
VICE PRESIDENT                Ochson is a Chartered Financial Analyst and received
Began serving: November 1998  her M.B.A. in Finance from the University of Pittsburgh.

---------------------------------------------------------------------------
**    Officers do not receive any compensation from the Fund.
Thomas R. Donahue, Chief Financial Officer, Vice President, Treasurer and
Assistant Secretary of Federated and an officer of its various advisory and underwriting subsidiaries, has served as a Term Member on the Board of
Directors of Duquesne University, Pittsburgh, Pennsylvania, since May 12,
2000. Mr. John E. Murray, Jr., an Independent Trustee of the Fund, served as President of Duquesne from 1988 until his retirement from that position in 2001, and became Chancellor of Duquesne on August 15, 2001. It should be noted that Mr. Donahue abstains on any matter that comes before
Duquesne's Board that affects Mr. Murray personally.

COMMITTEES OF THE BOARD

                                                                           Meetings
Board     Committee                                                           Held
Committee Members             Committee Functions                          During
                                                                              Last
                                                                           Fiscal
                                                                              Year
Executive                     In between meetings of the full Board,          One
          John F. Donahue     the Executive Committee generally may
          John E. Murray,     exercise all the powers of the full Board
          Jr., J.D., S.J.D.   in the management and direction of the
                              business and conduct of the affairs of
                              the Trust in such manner as the Executive
                              Committee shall deem to be in the best
                              interests of the Trust.  However, the
                              Executive Committee cannot elect or
                              remove Board members, increase or
                              decrease the number of Trustees, elect or
                              remove any Officer, declare dividends,
                              issue shares or recommend to shareholders
                              any action requiring shareholder approval.

Audit                         The Audit Committee reviews and                Three
          Thomas G. Bigley    recommends to the full Board the
          John T. Conroy,     independent auditors to be selected to
          Jr.                 audit the Fund`s financial statements;
          Nicholas P.         meets with the independent auditors
          Constantakis        periodically to review the results of the
          Charles F.          audits and reports the results to the
          Mansfield, Jr.      full Board; evaluates the independence of
                              the auditors, reviews legal and
                              regulatory matters that may have a
                              material effect on the financial
                              statements, related compliance policies
                              and programs, and the related reports
                              received from regulators; reviews the
                              Fund`s internal audit function; reviews
                              compliance with the Fund`s code of
                              conduct/ethics; reviews valuation issues;
                              monitors inter-fund lending transactions;
                              reviews custody services and issues and
                              investigates any matters brought to the
                              Committee's attention that are within the
                              scope of its duties.

Board ownership of shares in the fund and in the Federated family of
Investment companies AS OF dECEMBER 31, 2003
---------------------------------------------------------------------------

                                                       Aggregate
                                                 Dollar Range of
                           Dollar Range of       Shares Owned in
Interested                    Shares Owned             Federated
Board Member Name                  in Fund             Family of
                                                      Investment
                                                       Companies
John F. Donahue                       None         Over $100,000
J. Christopher Donahue                None         Over $100,000
Lawrence D. Ellis, M.D.               None         Over $100,000

Independent
Board Member Name
Thomas G. Bigley                      None         Over $100,000
John T. Conroy, Jr.                   None         Over $100,000
Nicholas P. Constantakis              None         Over $100,000
John F. Cunningham                    None         Over $100,000
Peter E. Madden                       None         Over $100,000
Charles F. Mansfield,                 None             $50,001 -
Jr.                                                     $100,000
John E. Murray, Jr.,                  None         Over $100,000
J.D., S.J.D.
Marjorie P. Smuts                     None         Over $100,000
John S. Walsh                         None         Over $100,000

INVESTMENT ADVISER
---------------------------------------------------------------------------
The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract.  The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.  During its review of the contract, the Board considers many factors, among the most material of which are:
the Fund's investment objectives and long term performance; the Adviser's management philosophy, personnel and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated funds.

In assessing the Adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract.  In this regard, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract.  In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund.

The Board also considers the compensation and benefits received by the
Adviser.  This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees.  In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's compensation:  the nature and quality of the services provided by the
Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize
"economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds;
and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee.  The Fund's
Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with
Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel.  In this regard, the Board requests and receives a significant amount of information about the Fund and the Federated organization.  Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs.  In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises.  Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the
Adviser's investment philosophy, personnel, and processes; the Fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the
Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the
Adviser and its affiliates; compliance and audit reports concerning the
Federated funds and the Federated companies that service them; and
relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds.  These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds'
administrator and transfer agent).  The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations.  Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative.  Because the totality of circumstances includes considering the relationship of each
Federated fund, the Board does not approach consideration of every
Federated fund's advisory contract as if that were the only Federated fund.


Services Agreement
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser.  The fee for these services is paid by the Adviser and not by the Fund.

Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

Code of Ethics Restrictions on Personal Trading

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics.  These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees.
Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.


Voting Proxies on Fund Portfolio Securities
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio.  The Board has also approved the
Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted.  Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company;
increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors.  However, whether the Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction
(unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a "poison pill").  The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote: for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction.  The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies.  Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation.  The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election.  In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board.  For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board.  The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting.  For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies.  The Adviser has hired Investor
Responsibility Research Center (IRRC) to obtain, vote, and record proxies in accordance with the Proxy Committee's directions.  The Proxy Committee directs IRRC by means of Proxy Voting Guidelines, and IRRC may vote any proxy as directed in the Proxy Voting Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy Voting Guidelines).  However, if the Proxy Voting
Guidelines require case-by-case direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to IRRC.  The Adviser's proxy voting procedures generally permit the Proxy Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund (and its shareholders) and those of the Adviser or
Distributor.  This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote.  A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an
"Interested Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes.  Any employee of the Adviser who is contacted by an
Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy Committee has exclusive authority to determine how the Adviser will vote.  Any Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication.  Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted.  If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions.  If the Proxy Voting Guidelines require the Proxy Committee to provide further direction, the Proxy
Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the
Interested Company.  If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested
Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the
Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the
Adviser (or an affiliate) acts as an investment adviser, the Proxy
Committee will vote the Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.


BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the
Fund and other funds distributed by the Distributor and its affiliates.
The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable.
While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.


ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FAS provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

                          Average Aggregate Daily
Maximum                   Net Assets of the
Administrative Fee        Federated Funds
0.150 of 1%               on the first $5 billion
0.125 of 1%               on the next $5 billion
0.100 of 1%               on the next $10 billion
0.075 of 1%               on assets over $20 billion
The administrative fee received during any fiscal year shall be at least
$150,000 per portfolio and $40,000 per each additional class of Shares.
FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.
---------------------------------------------------------------------------

FAS also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary, FSSC, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT Auditors
The independent auditor for the Fund, Ernst & Young LLP conducts its audits in accordance with auditing standards generally accepted in the
United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES

--------------------------      -----------------       2003            2002
For the Year Ended April              2004
30
Advisory Fee Earned                 $915,929         $1,081,949      $1,186,598
Advisory Fee Reduction              $618,470           680,468        655,524
Brokerage Commissions                  $0                 0              0
Administrative Fee                  $138,601           162,725        178,575
Shareholder Services Fee            $403,008             --              --

---------------------------------------------------------------------------

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The
SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the
Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

Average Annual Total Returns and Yield
Total returns are given for the one-year, five-year and ten-year periods ended April 30, 2004.

Yield and Effective Yield are given for the 7-day period ended April 30,
2004.

                       7-Day Period   1 Year    5 Years  10 Years
Total Return           NA             0.42%     2.71%    3.68%
Yield                  0.37%          N/A       N/A      N/A
Effective Yield        0.37%          N/A       N/A      N/A

---------------------------------------------------------------------------

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of
Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional
Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD and Effective Yield
The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by:
determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional
Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and
multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and
subtracting one from the result.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in
Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o     references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o     charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o     discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o     information about the mutual fund industry from sources such as the
  Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper, Inc.
Lipper, Inc. ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

IBC/Donoghue's Money Fund Report
IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

Money
Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

Salomon 30-Day Treasury Bill Index
Salomon 30-Day Treasury Bill Index is a weekly quote of the most representative yields for selected securities, issued by the U.S.
Treasury, maturing in 30 days.

WHO IS FEDERATED INVESTORS, INC.?

Federated  is  dedicated to meeting  investor  needs by making  structured, straightforward and consistent investment  decisions.  Federated investment products  have a history of  competitive  performance  and have  gained the confidence of thousands of financial institutions and individual investors.

Federated's  disciplined  investment  selection  process is rooted in sound methodologies  backed by fundamental and technical research.  At Federated, success in investment  management  does not depend solely on the skill of a single  portfolio  manager.  It  is a  fusion  of  individual  talents  and state-of-the-art  industry  tools  and  resources.  Federated's  investment process involves teams of portfolio  managers and analysts,  and investment decisions  are  executed by traders who are  dedicated  to specific  market sectors and who handle trillions of dollars in annual trading volume.

Federated Funds overview

Municipal Funds
In  the  municipal  sector,  as of December  31,  2003,  Federated managed  14 bond  funds with  approximately  $3.8  billion in assets and 22 money market funds with  approximately  $23.0 billion in total  assets.  In
1976,  Federated introduced one of the first municipal bond mutual funds in the  industry  and  is  now  one of the  largest  institutional  buyers  of municipal  securities.  The Funds may quote  statistics from  organizations including The Tax Foundation  and the National  Taxpayers  Union  regarding the tax obligations of Americans.

Equity Funds
In   the  equity  sector,   Federated  has  more  than  32  years'
experience.  As of December  31,  2003,  Federated  managed 36 equity funds totaling  approximately  $25.6  billion  in assets  across  growth,  value, equity  income,  international,  index and sector  (i.e.  utility)  styles.
Federated's  value-oriented  management  style  combines  quantitative  and
qualitative   analysis   and  features  a   structured,   computer-assisted
composite modeling system that was developed in the 1970s.

Corporate Bond Funds
In the corporate bond sector,  as of December 31, 2003,  Federated managed 11 money  market  funds and 4 bond funds with assets  approximating
$61.7 billion and $3.4 billion,  respectively.  Federated's  corporate bond decision  making--based on intensive,  diligent credit  analysis--is backed by over 30 years of  experience  in the  corporate  bond  sector.  In 1972,
Federated  introduced  one  of  the  first  high-yield  bond  funds  in the industry.  In  1983,  Federated  was  one of the  first  fund  managers  to participate in the asset backed  securities  market, a market totaling more than $209 billion.

Government Funds
In  the  government  sector,  as of December 31,  2003,  Federated
managed  7  mortgage   backed,   3   multi-sector   government   funds,   4
government/agency  and 19 government money market mutual funds, with assets approximating $4.9 billion,  $0.9 billion,  $2.9 billion and $56.2 billion,
respectively.   Federated  trades   approximately  $90.4  billion  in  U.S.
government and mortgage backed  securities  daily and places  approximately
$35 billion in repurchase  agreements  each day.  Federated  introduced the first U.S.  government fund to invest in U.S. government bond securities in
1969. Federated has been a major force in the short- and  intermediate-term government  markets  since 1982 and  currently  manages  approximately  $50 billion in government funds within these maturity ranges.

Money Market Funds
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 2003, Federated managed
$136.2 billion in assets across 52 money market funds, including 19 government, 10 prime, 22 municipal and 1 euro-denominated with assets approximating $56.2 billion, $59.4 billion, $20.6 billion and $173.9 million, respectively.

The Chief  Investment  Officers  responsible  for  oversight of the various investment  sectors within  Federated are:  Global Equity - Stephen F. Auth is responsible  for  overseeing the management of Federated's  domestic and
international   equity   products;   Global   Fixed  Income  -  Deborah  A.
Cunningham,  Mary Jo Ochson and Robert J.  Ostrowski  are  responsible  for overseeing the management of Federated's  domestic and international  fixed income and high yield products.

Mutual Fund Market
Forty-nine  percent of American  households  are pursuing  their  financial goals through  mutual funds.  These  investors,  as well as businesses  and institutions,  have entrusted over $6.2 trillion to the approximately 8,300 funds available, according to the Investment Company Institute.

Federated Clients Overview
Federated  distributes  mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients
Federated  meets the needs of  approximately  3,035  institutional clients  nationwide by managing and servicing  separate accounts and mutual funds for a variety of  purposes,  including  defined  benefit  and defined contribution  programs,  cash management,  and asset/liability  management.
Institutional  clients  include  corporations,  pension  funds,  tax exempt entities,  foundations/endowments,  insurance companies, and investment and financial advisers.

Bank Marketing
Other  institutional  clients  include  more than 1,600  banks and trust  organizations.  Virtually all of the trust  divisions of the top 100 bank holding  companies use Federated  funds in their clients'  portfolios.

Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated   funds  are   available  to  consumers   through  major
brokerage firms  nationwide--Federated has over 2,000 broker/dealer and bank
broker/dealer   relationships   across  the   country--supported   by  more
wholesalers than any other mutual fund distributor.  Federated's service to financial  professionals  and  institutions  has earned it high  ratings in several  surveys  performed by DALBAR,  Inc.  DALBAR is  recognized  as the industry benchmark for service quality measurement.

FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended
April 30, 2004 are incorporated herein by reference to the Annual Report to Shareholders of Automated Treasury Cash Reserves dated April 30, 2004.

ADDRESSES
Automated Treasury cash reserves
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

Federated Investors
World-Class Investment Manager

Automated Treasury Cash Reserves

A Portfolio of Money Market Obligations Trust

PROSPECTUS


June 30, 2004


A money market mutual fund seeking current income consistent with stability of principal and liquidity by investing only in a portfolio of short-term U.S. Treasury securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4

What are the Principal Securities in Which the Fund Invests? 5

What are the Specific Risks of Investing in the Fund? 5

What Do Shares Cost? 6

How is the Fund Sold? 6

How to Purchase Shares 7

How to Redeem Shares 9

Account and Share Information 12

Who Manages the Fund? 13

Legal Proceedings 14

Financial Information 15

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?


The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is current income consistent with stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.


WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests only in a portfolio of short-term U.S. Treasury securities that pay interest exempt from state personal income tax. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund.


The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board (the "Fed"), or any other government agency.


Risk/Return Bar Chart and Table

Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

The Fund's Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.


The Fund's total return for the three-month period from January 1, 2004 to March 31, 2004 was 0.09%.



Within the period shown in the bar chart, the Fund's highest quarterly return was 1.44% (quarter ended December 31, 2000). Its lowest quarterly return was 0.10% (quarter ended December 31, 2003).



Average Annual Total Returns Table



The following table represents the Fund's Average Annual Total Returns for the calendar periods ended December 31, 2003.


Calendar Period	Fund
1 Year	0.51%
5 Years	2.95%
10 Years	3.76%


The Fund's 7-Day Net Yield as of December 31, 2003 was 0.36%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

AUTOMATED TREASURY CASH RESERVES

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.50%
Distribution (12b-1) Fee	None
Shareholder Services Fee[3]	0.25%
Other Expenses[4]	0.22%
Total Annual Fund Operating Expenses	0.97%

1 The percentages shown are based on expenses for the entire fiscal year ended April 30, 2004. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser, shareholder services provider, administrator and transfer agent waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2004.

Total Waivers of Fund Expenses	0.38%
Total Actual Annual Fund Operating Expenses (after waivers)	0.59%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.16% for the fiscal year ended April 30, 2004.

3 The shareholder services provider voluntarily waived a portion of the shareholder services fee. The shareholder services provider can terminate this voluntary waiver at any time. The shareholder services fee paid by the Fund (after the voluntary waiver) was 0.22% for the fiscal year ended April 30, 2004.

4 The administrator and transfer agent voluntarily waived a portion of their fees. The administrator and transfer agent can terminate these voluntary waivers at any time. Total other expenses paid by the Fund (after the voluntary waivers) were 0.21% for the fiscal year ended April 30, 2004.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$	 99
3 Years	$	309
5 Years	$	536
10 Years	$	1,190

What are the Fund's Investment Strategies?

The Fund invests only in a portfolio of U.S. Treasury securities maturing in 397 days or less that pay interest exempt from state personal income tax. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.

The Fund's investment adviser (Adviser) targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as:

  current U.S. economic activity and the economic outlook;
  current short-term interest rates;
  the Fed's policies regarding short-term interest rates; and
  the potential effects of foreign economic activity on U.S. short-term interest rates.

The Adviser generally shortens the portfolio's dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. The Adviser selects securities used to shorten or extend the portfolio's dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

Because the Fund refers to Treasury securities in its name it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to invest less than 80% of its assets in Treasury securities.

What are the Principal Securities in Which the Fund Invests?

U.S. TREASURY SECURITIES

U.S. Treasury securities are direct obligations of the federal government of the United States. U.S. Treasury securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the U.S. Treasury must repay the principal amount of the security, normally within a specified time.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISK

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

What Do Shares Cost?


You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next determined NAV. NAV is determined at noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.


The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutional investors, such as banks, fiduciaries, custodians of public funds, corporations, unions, hospitals, insurance companies and municipalities or to individuals, directly or through investment professionals.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares


You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares. New investors must submit a completed New Account Form.


THROUGH AN INVESTMENT PROFESSIONAL


Submit your purchase order to your investment professional. Investment professionals are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.



If your investment professional submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your investment professional submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section "By Telephone" or the section "By Mail" below.



If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Fund. For more information about how to purchase Shares through your investment professional, you should contact your investment professional directly.


DIRECTLY FROM THE FUND


By Telephone



You may purchase Shares by calling the Fund at 1-800-341-7400.



Your purchase will be priced at the NAV next calculated after the Fund receives your order. Receipt of a purchase order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders. If you call the Fund by 2:00 p.m. (Eastern time) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day's dividend.


Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number


You cannot purchase Shares by wire on holidays when wire transfers are restricted. If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.



By Mail



You may purchase Shares by sending your check payable to The Federated Funds to:


Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


If you send your check by a private courier or overnight delivery service that requires a street address, send it to:


Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317


Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.



Your order will be priced at the NAV next calculated after the Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).


BY AUTOMATIC INVESTMENTS

You may establish an account with your financial institution to automatically purchase Shares on predetermined dates or when your bank account reaches a certain level. Under this program, participating financial institutions are responsible for prompt transmission of orders and may charge you for this service. You should read this prospectus along with your financial institution's agreement or materials describing this service.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL


Submit your redemption request to your investment professional. Investment professionals are responsible for promptly submitting redemption requests to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.



If your investment professional submits your redemption request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your investment professional submits your redemption request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section "By Telephone" or the section "By Mail" below.



If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Fund. For more information about how to redeem Shares through your investment professional, you should contact your investment professional directly.


DIRECTLY FROM THE FUND

By Telephone


You may redeem Shares by calling the Fund at 1-800-341-7400. Your redemption request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders.



If you call the Fund by 2:00 p.m. (Eastern time), and your redemption proceeds are wired to you the same day, you will not be entitled to that day's dividend.



If you call the Fund after 2:00 p.m. (Eastern time), you will be entitled to that day's dividend and your redemption proceeds will be sent to you the following business day.


By Mail

You may redeem Shares by mailing a written request to the Fund.


Your redemption request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day's dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.


Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?


The Board of Trustees (the "Board") governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.



The Adviser and other subsidiaries of Federated advise approximately 136 mutual funds and a variety of separate accounts, which totaled approximately $198 billion in assets as of December 31, 2003. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,650 employees. More than 5,000 investment professionals make Federated funds available to their customers.


ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.


Legal Proceedings



Like many other mutual fund companies, in September 2003, Federated Investors, Inc., the parent company of the Federated funds' advisers and distributor (collectively, "Federated"), received detailed requests for information on shareholder trading activities in the Federated funds ("Funds") from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Since that time, Federated has received additional inquiries from regulatory authorities on these and related matters, and more such inquiries may be received in the future.



As a result of these inquiries, Federated and the Funds have conducted an internal investigation of the matters raised, which revealed instances in which a few investors were granted exceptions to Federated's internal procedures for limiting frequent transactions and that one of these investors made an additional investment in another Federated fund. The investigation has also identified inadequate procedures which permitted a limited number of investors (including several employees) to engage in undetected frequent trading activities and/or the placement and acceptance of orders to purchase shares of fluctuating net asset value funds after the funds' closing times. Federated has issued a series of press releases describing these matters in greater detail and emphasizing that it is committed to compensating the Funds for any detrimental impact these transactions may have had on them. In that regard, on February 3, 2004, Federated and the independent directors of the Funds announced the establishment by Federated of a restoration fund that is intended to cover any such detrimental impact. The press releases and related communications are available in the "About Us" section of Federated's website www.federatedinvestors.com, and any future press releases on this subject will also be posted there.



Shortly after Federated's first public announcement concerning the foregoing matters, and notwithstanding Federated's commitment to taking remedial actions, Federated and various Funds were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The board of the Funds has retained the law firm of Dickstein, Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.


Financial Information

FINANCIAL HIGHLIGHTS


The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.


This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended April 30	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.004	0.010	0.021	0.052	0.045
Net realized and unrealized gain (loss) on investments	0.000 [1]	0.000 [1]	0.001	0.001	0.000 [1]

TOTAL FROM INVESTMENT OPERATIONS	0.004	0.010	0.022	0.053	0.045

Less Distributions:
Distributions from net investment income	(0.004)	(0.010)	(0.021)	(0.052)	(0.045)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.001)	(0.001)	(0.000)[1]

TOTAL DISTRIBUTIONS	(0.004)	(0.010)	(0.022)	(0.053)	(0.045)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.42%	0.97%	2.25%	5.44%	4.56%

Ratios to Average Net Assets:

Expenses	0.59%	0.59%	0.59%	0.59%	0.59%

Net investment income	0.40%	0.92%	2.04%	5.22%	4.43%

Expense waiver/reimbursement[3]	0.38%	0.35%	0.31%	0.30%	0.32%

Supplemental Data:

Net assets, end of period (000 omitted)	$177,500	$194,933	$239,245	$242,326	$227,476

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated April 30, 2004, which can be obtained free of charge.


A Statement of Additional Information (SAI) dated June 30, 2004, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.



These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's Internet site at www.federatedinvestors.com.


You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated Investors
World-Class Investment Manager

Automated Treasury Cash Reserves
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Investment Company Act File No. 811-5950

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

Cusip 60934N690


1052101A (6/04)


AUTOMATED TREASURY CASH RESERVES
A Portfolio of Money Market Obligations Trust

Statement of additional Information


June 30, 2004

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Automated Treasury Cash Reserves (Fund), dated
June 30, 2004. This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.


Who Manages and Provides Services
   to the Fund?..........................6
How Does the Fund Measure Performance?..16


1

HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Money Market Obligations Trust (Trust). The
Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund, which was established on December 7, 1989, was reorganized as a portfolio of the Trust on September 3, 1999.

The Fund's investment adviser is Federated Investment Management Company (Adviser).

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate.
The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.
  A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
  The following describes the types of fixed income securities in which the Fund may invest:
Treasury Securities
Treasury securities are direct obligations of the federal government of the United
States. Treasury securities are generally regarded as having the lowest credit risks.
Zero Coupon Securities
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero coupon security.

  There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

callable securities
Certain fixed income securities in which the Fund invests are callable at the option of the issuer.  Callable securities are subject to call risks.


Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors,
Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds.  Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating Federated fund.
Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board of Trustees (Board), and the Board monitors the operation of the program.  Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades.  All inter-fund loans must be repaid in seven days or less.  The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests.  Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board.  The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

Delayed Delivery Transactions
Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Asset Coverage
In order to secure its obligations in connection with special transactions, the Fund will either own the underlying assets or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

 Credit Risks
Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.
  Credit risk includes the possibility that a party to a transaction involving the
Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Call Risks
If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Fundamental INVESTMENT Objective
The Fund's fundamental investment objective is current income consistent with stability of principal and liquidity. The investment objective may not be changed by the Fund's Board without shareholder approval.

INVESTMENT LIMITATIONS

Diversification
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items;
securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such
U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Concentration
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry.
Government securities, municipal securities and bank instruments are not deemed to constitute an industry.

Issuing Senior Securities and Borrowing Money
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940 Act).

Pledging Assets
The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the pledge.

Lending Cash or Securities
The Fund will not lend any of its assets, except that it may purchase or hold
U.S.Treasury obligations, as permitted by its investment objective, policies, and limitations or Declaration of Trust.

Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Underwriting Securities
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.
The above limitations cannot be changed unless authorized by the Board and by the
"vote of a majority of its outstanding voting securities," as defined by the 1940
Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Buying on Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

Investing in Illiquid Securities
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.

Investing in Restricted Securities
The Fund may purchase securities subject to restrictions on resale under the federal securities laws.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund will not purchase securities of other investment companies, except as part of a merger, consolidation, or other acquisition.
  For purposes of the diversification limitation, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of
$100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

Regulatory Compliance
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this
SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the Rule), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1%
between the two values. The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

HOW IS THE FUND SOLD?
Under the Distributor's Contract with the Fund, the Distributor (Federated Securities
Corp.) offers Shares on a continuous, best-efforts basis.

SERVICE FEES
The Fund may pay fees not to exceed 0.25% of average daily net assets (Service Fees)
to investment professionals or to Federated Shareholder Services Company (FSSC), a
subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying investment professionals directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate investment professionals.

SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees, in significant amounts, out of the assets of the Distributor. These fees do not come out of Fund assets. The Distributor may be reimbursed by the Adviser or its affiliates.

These supplemental payments may be based upon such factors as the number or value of
Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of services, sales support or marketing support furnished by the investment professional. In addition to these supplemental payments, an investment professional may also receive Service Fees.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the
Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the
Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the
Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.

As of June 1, 2004, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: VAR & Co., Milwaukee,
WI, owned approximately 39,821,759 Shares (23.66%) and Security National Bank, Enid,
OK, owned approximately 8,457,851 Shares (5.03%).

TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund.
Where required, the tables separately list Board members who are "interested persons"
of the Fund (i.e., "Interested" Board members) and those who are not (i.e.,
"Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA.  The Trust
comprises 41 portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a
Board member of the following investment company complexes: Banknorth Funds-four portfolios; Golden Oak(R) Family of Funds-seven portfolios and WesMark Funds-five portfolios.

As of June 1, 2004, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

        Name                                              Aggregate         Total
     Birth Date                                          Compensation   Compensation
      Address         Principal Occupation(s) for Past    From Fund    From Trust and
Positions Held with    Five Years, Other Directorships      (past      Federated Fund
       Trust            Held and Previous Position(s)    fiscal year)      Complex
 Date Service Began                                                    (past calendar
                                                                            year)
                      Principal Occupations: Chairman         $0
John F. Donahue*      and Director or Trustee of the                         $0
Birth Date: July      Federated Fund Complex; Chairman
28, 1924              and Director, Federated
CHAIRMAN AND TRUSTEE  Investors, Inc.
Began serving:
October 1988          Previous Positions: Trustee,
                      Federated Investment Management
                      Company and Chairman and
                      Director, Federated Investment
                      Counseling.

                      Principal Occupations: Principal        $0
J. Christopher        Executive Officer and President                        $0
Donahue*              of the Federated Fund Complex;
Birth Date: April     Director or Trustee of some of
11, 1949              the Funds in the Federated Fund
PRESIDENT AND         Complex; President, Chief
TRUSTEE               Executive Officer and Director,
Began serving:        Federated Investors, Inc.;
October 1999          Chairman and Trustee, Federated
                      Investment Management Company;
                      Trustee, Federated Investment
                      Counseling; Chairman and
                      Director, Federated Global
                      Investment Management Corp.;
                      Chairman, Federated Equity
                      Management Company of
                      Pennsylvania, Passport Research,
                      Ltd. and Passport Research II,
                      Ltd.; Trustee, Federated
                      Shareholder Services Company;
                      Director, Federated Services
                      Company.

                      Previous Positions: President,
                      Federated Investment Counseling;
                      President and Chief Executive
                      Officer, Federated Investment
                      Management Company, Federated
                      Global Investment Management
                      Corp. and Passport Research, Ltd.

                      Principal Occupations: Director      $145.70
Lawrence D. Ellis,    or Trustee of the Federated Fund                    $148,500
M.D.*                 Complex; Professor of Medicine,
Birth Date: October   University of Pittsburgh;
11, 1932              Medical Director, University of
3471 Fifth Avenue     Pittsburgh Medical Center
Suite 1111            Downtown; Hematologist,
Pittsburgh, PA        Oncologist and Internist,
TRUSTEE               University of Pittsburgh Medical
Began serving:        Center.
October 1988
                      Other Directorships Held:
                      Member, National Board of
                      Trustees, Leukemia Society of
                      America.

                      Previous Positions: Trustee,
                      University of Pittsburgh;
                      Director, University of
                      Pittsburgh Medical Center.

--------------------------------------------------------------------------------------
* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested"
because his son-in-law is employed by the Fund's principal underwriter, Federated
Securities Corp.

 INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

Name                                                                   Total
Birth Date                                               Aggregate     Compensation
Address               Principal Occupation(s) for Past   Compensation  From Trust and
Positions Held with   Five Years, Other Directorships    From Fund     Federated Fund
Trust                 Held and Previous Position(s)      (past         Complex
Date Service Began                                       fiscal year)  (past calendar
                                                                       year)
                      Principal Occupation: Director       $160.30        $163,350
Thomas G. Bigley      or Trustee of the Federated Fund
Birth Date:           Complex.
February 3, 1934
15 Old Timber Trail   Other Directorships Held:
Pittsburgh, PA        Director, Member of Executive
TRUSTEE               Committee, Children's Hospital
Began serving:        of Pittsburgh; Director,
November 1994         University of Pittsburgh.

                      Previous Position: Senior
                      Partner, Ernst & Young LLP.

                      Principal Occupations: Director      $160.30        $163,350
John T. Conroy, Jr.   or Trustee of the Federated Fund
Birth Date: June      Complex; Chairman of the Board,
23, 1937              Investment Properties
Grubb &           Corporation; Partner or Trustee
Ellis/Investment      in private real estate ventures
Properties            in Southwest Florida.
Corporation
3838 North Tamiami    Previous Positions: President,
Trail                 Investment Properties
Suite 402             Corporation; Senior Vice
Naples, FL            President, John R. Wood and
TRUSTEE               Associates, Inc., Realtors;
Began serving:        President, Naples Property
August 1991           Management, Inc. and Northgate
                      Village Development Corporation.

                      Principal Occupation: Director       $160.30        $163,350
Nicholas P.           or Trustee of the Federated Fund
Constantakis          Complex.
Birth Date:
September 3, 1939     Other Directorships Held:
175 Woodshire Drive   Director and Member of the Audit
Pittsburgh, PA        Committee, Michael Baker
TRUSTEE               Corporation (engineering and
Began serving:        energy services worldwide).
October 1999
                      Previous Position: Partner,
                      Anderson Worldwide SC.

                      Principal Occupation: Director       $145.70        $148,500
John F. Cunningham    or Trustee of the Federated Fund
Birth Date: March     Complex.
5, 1943
353 El Brillo Way     Other Directorships Held:
Palm Beach, FL        Chairman, President and Chief
TRUSTEE               Executive Officer, Cunningham
Began serving:        & Co., Inc. (strategic
January 1999          business consulting); Trustee
                      Associate, Boston College.

                      Previous Positions: Director,
                      Redgate Communications and EMC
                      Corporation (computer storage
                      systems); Chairman of the Board
                      and Chief Executive Officer,
                      Computer Consoles, Inc.;
                      President and Chief Operating
                      Officer, Wang Laboratories;
                      Director, First National Bank of
                      Boston; Director, Apollo
                      Computer, Inc.

                      Principal Occupation: Director       $145.70        $148,500
Peter E. Madden       or Trustee of the Federated Fund
Birth Date: March     Complex; Management Consultant.
16, 1942
One Royal Palm Way    Other Directorships Held: Board
100 Royal Palm Way    of Overseers, Babson College.
Palm Beach, FL
TRUSTEE               Previous Positions:
Began serving:        Representative, Commonwealth of
August 1991           Massachusetts General Court;
                      President, State Street Bank and
                      Trust Company and State Street
                      Corporation (retired); Director,
                      VISA USA and VISA International;
                      Chairman and Director,
                      Massachusetts Bankers
                      Association; Director,
                      Depository Trust Corporation;
                      Director, The Boston Stock
                      Exchange.

                      Principal Occupations: Director      $160.30        $163,350
Charles F.            or Trustee of the Federated Fund
Mansfield, Jr.        Complex; Management Consultant;
Birth Date: April     Executive Vice President, DVC
10, 1945              Group, Inc. (marketing,
80 South Road         communications and technology)
Westhampton Beach,    (prior to 9/1/00).
NY
TRUSTEE               Previous Positions: Chief
Began serving:        Executive Officer, PBTC
January 1999          International Bank; Partner,
                      Arthur Young & Company (now
                      Ernst & Young LLP); Chief
                      Financial Officer of Retail
                      Banking Sector, Chase Manhattan
                      Bank; Senior Vice President,
                      HSBC Bank USA (formerly, Marine
                      Midland Bank); Vice President,
                      Citibank; Assistant Professor of
                      Banking and Finance, Frank G.
                      Zarb School of Business, Hofstra
                      University.

                      Principal Occupations: Director      $174.88        $178,200
John E. Murray,       or Trustee of the Federated Fund
Jr., J.D., S.J.D.     Complex; Chancellor and Law
Birth Date:           Professor, Duquesne University;
December 20, 1932     Partner, Murray, Hogue &
Chancellor,           Lannis.
Duquesne University
Pittsburgh, PA        Other Directorships Held:
TRUSTEE               Director, Michael Baker Corp.
Began serving:        (engineering, construction,
February 1995         operations and technical
                      services).

                      Previous Positions: President,
                      Duquesne University; Dean and
                      Professor of Law, University of
                      Pittsburgh School of Law; Dean
                      and Professor of Law, Villanova
                      University School of Law.

                      Principal Occupations:  Director     $145.70        $148,500
Marjorie P. Smuts     or Trustee of the Federated Fund
Birth Date: June      Complex; Public
21, 1935              Relations/Marketing
4905 Bayard Street    Consultant/Conference
Pittsburgh, PA        Coordinator.
TRUSTEE
Began serving:        Previous Positions: National
October 1988          Spokesperson, Aluminum Company
                      of America; television producer;
                      President, Marj Palmer Assoc.;
                      Owner, Scandia Bord.

                      Principal Occupations:  Director     $145.70        $148,500
John S. Walsh         or Trustee of the Federated Fund
Birth Date:           Complex; President and Director,
November 28, 1957     Heat Wagon, Inc. (manufacturer
2604 William Drive    of construction temporary
Valparaiso, IN        heaters); President and
TRUSTEE               Director, Manufacturers
Began serving:        Products, Inc. (distributor of
January 1999          portable construction heaters);
                      President, Portable Heater
                      Parts, a division of
                      Manufacturers Products, Inc.

                      Previous Position: Vice
                      President, Walsh & Kelly,
                      Inc.

--------------------------------------------------------------------------------------

OFFICERS**

Name
Birth Date
Address
Positions Held with Trust
----------------------------- Principal Occupation(s) and Previous Position(s)
Date Service Began
                              Principal Occupations: Executive Vice President and
John W. McGonigle             Secretary of the Federated Fund Complex; Executive Vice
Birth Date: October 26, 1938  President, Secretary and Director, Federated Investors,
EXECUTIVE VICE PRESIDENT AND  Inc.
SECRETARY
Began serving: June 1995      Previous Positions: Trustee, Federated Investment
                              Management Company and Federated Investment Counseling;
                              Director, Federated Global Investment Management Corp.,
                              Federated Services Company and Federated Securities
                              Corp.

                              Principal Occupations: Principal Financial Officer and
Richard J. Thomas             Treasurer of the Federated Fund Complex; Senior Vice
Birth Date: June 17, 1954     President, Federated Administrative Services.
TREASURER
Began serving: November 1998  Previous Positions: Vice President, Federated
                              Administrative Services; held various management
                              positions within Funds Financial Services Division of
                              Federated Investors, Inc.

                              Principal Occupations: Vice Chairman or Vice President
Richard B. Fisher             of some of the Funds in the Federated Fund Complex;
Birth Date: May 17, 1923      Vice Chairman, Federated Investors, Inc.; Chairman,
VICE PRESIDENT                Federated Securities Corp.
Began serving: October 1988
                              Previous Positions: President and Director or Trustee
                              of some of the Funds in the Federated Fund Complex;
                              Executive Vice President, Federated Investors, Inc. and
                              Director and Chief Executive Officer, Federated
                              Securities Corp.

Deborah A. Cunningham         Principal Occupations: Deborah Cunningham was named
Birth Date: September 15,     Chief Investment Officer of money market products in
1959                          2004. She joined Federated in 1981 and has been a
CHIEF INVESTMENT OFFICER      Senior Portfolio Manager and a Senior Vice President of
----------------------------- the Fund's Adviser since 1997. Ms. Cunningham is a
Began serving: May 2004       Chartered Financial Analyst and received her M.S.B.A.
                              in Finance from Robert Morris College.

                              Principal Occupations:  Mary Jo Ochson is a Vice
Mary Jo Ochson                President of the Trust. She joined Federated in 1982
Birth Date: September 12,     and has been a Senior Portfolio Manager and a Senior
1953                          Vice President of the Fund's Adviser since 1996.  Ms.
VICE PRESIDENT                Ochson is a Chartered Financial Analyst and received
Began serving: November 1998  her M.B.A. in Finance from the University of Pittsburgh.

--------------------------------------------------------------------------------------
**    Officers do not receive any compensation from the Fund.
Thomas R. Donahue, Chief Financial Officer, Vice President, Treasurer and Assistant
Secretary of Federated and an officer of its various advisory and underwriting subsidiaries, has served as a Term Member on the Board of Directors of Duquesne
University, Pittsburgh, Pennsylvania, since May 12, 2000. Mr. John E. Murray, Jr., an
Independent Trustee of the Fund, served as President of Duquesne from 1988 until his retirement from that position in 2001, and became Chancellor of Duquesne on August
15, 2001. It should be noted that Mr. Donahue abstains on any matter that comes before Duquesne's Board that affects Mr. Murray personally.

COMMITTEES OF THE BOARD

                                                                           Meetings
Board     Committee                                                           Held
Committee Members             Committee Functions                          During
                                                                              Last
                                                                           Fiscal
                                                                              Year
Executive                     In between meetings of the full Board,          One
          John F. Donahue     the Executive Committee generally may
          John E. Murray,     exercise all the powers of the full Board
          Jr., J.D., S.J.D.   in the management and direction of the
                              business and conduct of the affairs of
                              the Trust in such manner as the Executive
                              Committee shall deem to be in the best
                              interests of the Trust.  However, the
                              Executive Committee cannot elect or
                              remove Board members, increase or
                              decrease the number of Trustees, elect or
                              remove any Officer, declare dividends,
                              issue shares or recommend to shareholders
                              any action requiring shareholder approval.

Audit                         The Audit Committee reviews and                Three
          Thomas G. Bigley    recommends to the full Board the
          John T. Conroy,     independent auditors to be selected to
          Jr.                 audit the Fund`s financial statements;
          Nicholas P.         meets with the independent auditors
          Constantakis        periodically to review the results of the
          Charles F.          audits and reports the results to the
          Mansfield, Jr.      full Board; evaluates the independence of
                              the auditors, reviews legal and
                              regulatory matters that may have a
                              material effect on the financial
                              statements, related compliance policies
                              and programs, and the related reports
                              received from regulators; reviews the
                              Fund`s internal audit function; reviews
                              compliance with the Fund`s code of
                              conduct/ethics; reviews valuation issues;
                              monitors inter-fund lending transactions;
                              reviews custody services and issues and
                              investigates any matters brought to the
                              Committee's attention that are within the
                              scope of its duties.

Board ownership of shares in the fund and in the Federated family of Investment companies AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------------------

                                                       Aggregate
                                                 Dollar Range of
                           Dollar Range of       Shares Owned in
Interested                    Shares Owned             Federated
Board Member Name                  in Fund             Family of
                                                      Investment
                                                       Companies
John F. Donahue                       None         Over $100,000
J. Christopher Donahue                None         Over $100,000
Lawrence D. Ellis, M.D.               None         Over $100,000

Independent
Board Member Name
Thomas G. Bigley                      None         Over $100,000
John T. Conroy, Jr.                   None         Over $100,000
Nicholas P. Constantakis              None         Over $100,000
John F. Cunningham                    None         Over $100,000
Peter E. Madden                       None         Over $100,000
Charles F. Mansfield,                 None             $50,001 -
Jr.                                                     $100,000
John E. Murray, Jr.,                  None         Over $100,000
J.D., S.J.D.
Marjorie P. Smuts                     None         Over $100,000
John S. Walsh                         None         Over $100,000

INVESTMENT ADVISER
--------------------------------------------------------------------------------------
The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract.  The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives and long term performance;
the Adviser's management philosophy, personnel and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the
Fund's relationship to the Federated funds.

In assessing the Adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract.  In this regard, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract.  In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund.

The Board also considers the compensation and benefits received by the Adviser.  This includes fees received for services provided to the Fund by other entities in the
Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees.  In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an
Adviser's compensation:  the nature and quality of the services provided by the
Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the
Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee.  The
Fund's Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel.  In this regard, the Board requests and receives a significant amount of information about the Fund and the Federated organization.
Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the
Board's formal review of the advisory contracts occurs.  In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises.  Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; the Fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the Fund's expenses
(including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the
Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the
Federated funds.  These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and transfer agent).  The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations.  Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative.  Because the totality of circumstances includes considering the relationship of each Federated fund, the Board does not approach consideration of every Federated fund's advisory contract as if that were the only Federated fund.


Services Agreement
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser.  The fee for these services is paid by the Adviser and not by the Fund.

Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

Code of Ethics Restrictions on Personal Trading

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics.  These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees.  Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.


Voting Proxies on Fund Portfolio Securities
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio.  The Board has also approved the Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in favor of proposals that the
Adviser anticipates will enhance the long-term value of the securities being voted.
Generally, this will mean voting for proposals that the Adviser believes will:
improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors.  However, whether the Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to:
require independent tabulation of proxies and/or confidential voting by shareholders;
reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a
"poison pill").  The Adviser will generally vote against the adoption of such a plan
(unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote: for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction.  The
Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies.  Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation.
The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election.  In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board.  For example, if the
Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board.  The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting.  For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies.  The Adviser has hired Investor Responsibility Research Center
(IRRC) to obtain, vote, and record proxies in accordance with the Proxy Committee's directions.  The Proxy Committee directs IRRC by means of Proxy Voting Guidelines, and IRRC may vote any proxy as directed in the Proxy Voting Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy Voting Guidelines).  However, if the Proxy Voting Guidelines
require case-by-case direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy
Committee will provide specific direction to IRRC.  The Adviser's proxy voting procedures generally permit the Proxy Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund
(and its shareholders) and those of the Adviser or Distributor.  This may occur where a significant business relationship exists between the Adviser (or its affiliates)
and a company involved with a proxy vote.  A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested
Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes.  Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy
Committee, and must inform the Interested Company that the Proxy Committee has exclusive authority to determine how the Adviser will vote.  Any Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication.  Under no circumstances will the
Proxy Committee or any member of the Proxy Committee make a commitment to an
Interested Company regarding the voting of proxies or disclose to an Interested
Company how the Proxy Committee has directed such proxies to be voted.  If the Proxy
Voting Guidelines already provide specific direction on the proposal in question, the
Proxy Committee shall not alter or amend such directions.  If the Proxy Voting
Guidelines require the Proxy Committee to provide further direction, the Proxy
Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company.  If the
Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.


BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the
Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The
Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the
Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the
Fund.


ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FAS provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

                          Average Aggregate Daily
Maximum                   Net Assets of the
Administrative Fee        Federated Funds
0.150 of 1%               on the first $5 billion
0.125 of 1%               on the next $5 billion
0.100 of 1%               on the next $10 billion
0.075 of 1%               on assets over $20 billion
The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.
--------------------------------------------------------------------------------------

FAS also provides certain accounting and recordkeeping services with respect to the
Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary, FSSC, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT Auditors
The independent auditor for the Fund, Ernst & Young LLP conducts its audits in accordance with auditing standards generally accepted in the United States of
America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES

--------------------------      -----------------       2003            2002
For the Year Ended April              2004
30
Advisory Fee Earned                 $915,929         $1,081,949      $1,186,598
Advisory Fee Reduction              $618,470           680,468        655,524
Brokerage Commissions                  $0                 0              0
Administrative Fee                  $138,601           162,725        178,575
Shareholder Services Fee            $403,008             --              --

--------------------------------------------------------------------------------------

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and
various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per
Share are factors in the computation of yield and total return.

Average Annual Total Returns and Yield
Total returns are given for the one-year, five-year and ten-year periods ended April 30, 2004.

Yield and Effective Yield are given for the 7-day period ended April 30, 2004.

                       7-Day Period   1 Year    5 Years  10
                                                         Years
Total Return           NA             0.42%     2.71%    3.68%
Yield                  0.37%          N/A       N/A      N/A
Effective Yield        0.37%          N/A       N/A      N/A

--------------------------------------------------------------------------------------

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD and Effective Yield
The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased
Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o     references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o     charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o     discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o     information about the mutual fund industry from sources such as the Investment
  Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of
Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper, Inc.
Lipper, Inc. ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

IBC/Donoghue's Money Fund Report
IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and
12-month-to-date investment results for the same money funds.

Money
Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

Salomon 30-Day Treasury Bill Index
Salomon 30-Day Treasury Bill Index is a weekly quote of the most representative yields for selected securities, issued by the U.S. Treasury, maturing in 30 days.

WHO IS FEDERATED INVESTORS, INC.?

Federated   is   dedicated   to   meeting   investor   needs  by  making   structured,
straightforward and consistent  investment  decisions.  Federated  investment products have a history of competitive  performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's  disciplined investment selection process is rooted in sound methodologies backed by  fundamental  and technical  research.  At Federated,  success in investment management does not depend solely on the skill of a single portfolio manager.  It is a fusion of  individual  talents  and  state-of-the-art  industry  tools and  resources.
Federated's  investment process involves teams of portfolio managers and analysts, and investment  decisions  are executed by traders who are  dedicated  to specific  market sectors and who handle trillions of dollars in annual trading volume.

Federated Funds overview

Municipal Funds
In the municipal sector,  as of December 31, 2003,  Federated managed 14 bond funds  with  approximately  $3.8  billion  in assets  and 22 money  market  funds with approximately $23.0 billion in total assets. In 1976,  Federated introduced one of the first  municipal  bond  mutual  funds in the  industry  and is now one of the  largest institutional  buyers of municipal  securities.  The Funds may quote  statistics  from organizations  including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

Equity Funds
In  the equity sector,  Federated has more than 32 years'  experience.  As of
December 31, 2003,  Federated  managed 36 equity funds  totaling  approximately  $25.6 billion in assets  across  growth,  value,  equity  income,  international,  index and sector (i.e.  utility) styles.  Federated's  value-oriented  management style combines quantitative  and  qualitative  analysis and features a structured,  computer-assisted composite modeling system that was developed in the 1970s.

Corporate Bond Funds
In the corporate bond sector,  as of December 31, 2003,  Federated managed 11 money market funds and 4 bond funds with assets  approximating  $61.7 billion and $3.4
billion,   respectively.   Federated's   corporate  bond  decision   making--based  on
intensive,  diligent credit  analysis--is backed by over 30 years of experience in the corporate bond sector. In 1972,  Federated introduced one of the first high-yield bond funds in the  industry.  In 1983,  Federated  was one of the first  fund  managers  to participate in the asset backed  securities  market,  a market totaling more than $209 billion.

Government Funds
In  the  government  sector,  as of December  31, 2003,  Federated  managed 7
mortgage  backed,  3  multi-sector   government  funds,  4  government/agency  and  19
government money market mutual funds,  with assets  approximating  $4.9 billion,  $0.9 billion, $2.9 billion and $56.2 billion, respectively.  Federated trades approximately
$90.4  billion in U.S.  government  and mortgage  backed  securities  daily and places approximately $35 billion in repurchase  agreements each day. Federated introduced the first U.S.  government  fund to invest in U.S.  government  bond  securities  in 1969.
Federated  has  been a major  force in the  short-  and  intermediate-term  government markets  since 1982 and  currently  manages  approximately  $50 billion in  government funds within these maturity ranges.

Money Market Funds
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund.
Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 2003, Federated managed
$136.2 billion in assets across 52 money market funds, including 19 government, 10 prime, 22 municipal and 1 euro-denominated with assets approximating $56.2 billion,
$59.4 billion, $20.6 billion and $173.9 million, respectively.

The Chief  Investment  Officers  responsible  for oversight of the various  investment sectors  within  Federated  are:  Global Equity - Stephen F. Auth is  responsible  for overseeing the management of Federated's  domestic and international  equity products;
Global Fixed Income - Deborah A.  Cunningham,  Mary Jo Ochson and Robert J.  Ostrowski
are   responsible   for  overseeing   the  management  of  Federated's   domestic  and
international fixed income and high yield products.

Mutual Fund Market
Forty-nine  percent of American  households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions,  have entrusted over $6.2  trillion to the  approximately  8,300  funds  available,  according  to the
Investment Company Institute.

Federated Clients Overview
Federated  distributes  mutual  funds  through  its  subsidiaries  for  a  variety  of investment purposes. Specific markets include:

Institutional Clients
Federated  meets  the  needs of  approximately  3,035  institutional  clients nationwide by managing and servicing  separate accounts and mutual funds for a variety of  purposes,  including  defined  benefit and  defined  contribution  programs,  cash
management,   and   asset/liability   management.    Institutional   clients   include
corporations,  pension funds, tax exempt entities,  foundations/endowments,  insurance companies, and investment and financial advisers.

Bank Marketing
Other   institutional  clients  include  more  than  1,600  banks  and  trust organizations.  Virtually  all of the  trust  divisions  of the top 100  bank  holding companies use Federated funds in their clients' portfolios.

Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated  funds are  available to consumers  through major  brokerage  firms
nationwide--Federated   has   over   2,000   broker/dealer   and   bank   broker/dealer
relationships across the  country--supported by more wholesalers than any other mutual fund distributor.  Federated's service to financial professionals and institutions has earned it high  ratings  in  several  surveys  performed  by  DALBAR,  Inc.  DALBAR is recognized as the industry benchmark for service quality measurement.

FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended April 30,
2004 are incorporated herein by reference to the Annual Report to Shareholders of
Automated Treasury Cash Reserves dated April 30, 2004.

ADDRESSES
Automated Treasury cash reserves
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

Federated Investors
World-Class Investment Manager

U.S. Treasury Cash Reserves

A Portfolio of Money Market Obligations Trust

PROSPECTUS


June 30, 2004


INSTITUTIONAL SHARES

A money market mutual fund seeking current income consistent with stability of principal and liquidity by investing only in a portfolio of short-term U.S. Treasury securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS:

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4

What are the Principal Securities in Which the Fund Invests? 5

What are the Specific Risks of Investing in the Fund? 5

What Do Shares Cost? 5

How is the Fund Sold? 6

How to Purchase Shares 6

How to Redeem Shares 8

Account and Share Information 11

Who Manages the Fund? 12

Legal Proceedings 13

Financial Information 14

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

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The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share.

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

The Fund's investment objective is current income consistent with stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.


WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests only in a portfolio of short-term U.S. Treasury securities that pay interest exempt from state personal income tax. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board (the "Fed"), or any other government agency.

Risk/Return Bar Chart and Table

Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-end basis.

The Fund's Institutional Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund's Institutional Shares total return for the three-month period from January 1, 2004 to March 31, 2004 was 0.19%.

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

Within the periods shown in the bar chart, the Fund's Institutional Shares highest quarterly return was 1.53% (quarter ended December 31, 2000). Its lowest quarterly return was 0.19% (quarter ended December 31, 2003).

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Average Annual Total Return Table


The following table represents the Fund's Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 2003.

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Calendar Period	Fund
1 Year 	0.90%
5 Years	3.34%
10 Years	4.15%


The Fund's Institutional Shares 7-Day Net Yield as of December 31, 2003 was 0.76%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

U.S. TREASURY CASH RESERVES

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.40%
Distribution (12b-1) Fee	None
Shareholder Services Fee[3]	0.25%
Other Expenses[4]	0.10%
Total Annual Fund Operating Expenses	0.75%

1 The percentages shown are based on expenses for the entire fiscal year ended April 30, 2004. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser, shareholder services provider, administrator and transfer agent waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2004.

Total Waivers of Fund Expenses	0.55%
Total Actual Annual Fund Operating Expenses (after waivers)	0.20%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.11% for the fiscal year ended April 30, 2004.

3 The shareholder services provider waived the shareholder services fee. The shareholder services provider can terminate this voluntary waiver at any time. The shareholder services fee paid by the Fund's Institutional Shares (after the voluntary waiver) was 0.00% for the fiscal year ended April 30, 2004.

4 The administrator and transfer agent voluntarily waived a portion of their fees. The administrator and transfer agent can terminate these voluntary waivers at any time. Total other expenses paid by the Fund (after the voluntary waivers) were 0.09% for the fiscal year ended April 30, 2004.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$77

3 Years	$240

5 Years	$417

10 Years	$930

What are the Fund's Investment Strategies?

The Fund invests only in a portfolio of U.S. Treasury securities maturing in 397 days or less that pay interest exempt from state personal income tax. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.

The Fund's investment adviser (Adviser) targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as:

  current U.S. economic activity and the economic outlook;

  current short-term interest rates;

  the Fed's policies regarding short-term interest rates; and

  the potential effects of foreign economic activity on U.S. short-term interest rates.

The Adviser generally shortens the portfolio's dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. The Adviser selects securities used to shorten or extend the portfolio's dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

Because the Fund refers to U.S. Treasury securities in its name it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to invest less than 80% of its assets in U.S. Treasury securities.

What are the Principal Securities in Which the Fund Invests?

U.S. TREASURY SECURITIES

U.S. Treasury securities are direct obligations of the federal government of the United States. U.S. Treasury securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the U.S. Treasury must repay the principal amount of the security, normally within a specified time.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISK


Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.



Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

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What Do Shares Cost?


You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next determined NAV. NAV is determined at noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.


The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two Share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. All Share classes have different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutional investors, such as banks, fiduciaries, custodians of public funds, corporations, unions, hospitals, insurance companies and municipalities, or to individuals, directly or through investment professionals.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares


You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares. New investors must submit a completed New Account Form.


THROUGH AN INVESTMENT PROFESSIONAL


Submit your purchase order to your investment professional. Investment professionals are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.



If your investment professional submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your investment professional submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section "By Telephone" or the section "By Mail" below.



If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Fund. For more information about how to purchase Shares through your investment professional, you should contact your investment professional directly.


DIRECTLY FROM THE FUND


By Telephone



You may purchase Shares by calling the Fund at 1-800-341-7400.



Your purchase will be priced at the NAV next calculated after the Fund receives your order. Receipt of a purchase order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders. If you call the Fund by 2:00 p.m. (Eastern time) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day's dividend.


Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number


You cannot purchase Shares by wire on holidays when wire transfers are restricted. If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.



By Mail



You may purchase Shares by sending your check payable to The Federated Funds to:


Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


If you send your check by a private courier or overnight delivery service that requires a street address, send it to:


Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317


Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.



Your order will be priced at the NAV next calculated after the Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).


BY AUTOMATIC INVESTMENTS

You may establish an account with your financial institution to automatically purchase Shares on predetermined dates or when your bank account reaches a certain level. Under this program, participating financial institutions are responsible for prompt transmission of orders and may charge you for this service. You should read this prospectus along with your financial institution's agreement or materials describing this service.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL


Submit your redemption request to your investment professional. Investment professionals are responsible for promptly submitting redemption requests to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.



If your investment professional submits your redemption request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your investment professional submits your redemption request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section "By Telephone" or the section "By Mail" below.



If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Fund. For more information about how to redeem Shares through your investment professional, you should contact your investment professional directly.


DIRECTLY FROM THE FUND

By Telephone


You may redeem Shares by calling the Fund at 1-800-341-7400. Your redemption request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders.



If you call the Fund by 2:00 p.m. (Eastern time) and your redemption proceeds are wired to you the same day, you will not be entitled to that day's dividend.



If you call the Fund after 2:00 p.m. (Eastern time), you will be entitled to that day's dividend and your redemption proceeds will be sent to you the following business day.


By Mail

You may redeem Shares by mailing a written request to the Fund.


Your redemption request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day's dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.


Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;

  amount to be redeemed; and

  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;

  your redemption will be sent to an address of record that was changed within the last 30 days; or

  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or

  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;

  during periods of market volatility; or

  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?


The Board of Trustees (the "Board") governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.



The Adviser and other subsidiaries of Federated advise approximately 136 mutual funds and a variety of separate accounts, which totaled approximately $198 billion in assets as of December 31, 2003. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,650 employees. More than 5,000 investment professionals make Federated funds available to their customers.


ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.


Legal Proceedings



Like many other mutual fund companies, in September 2003, Federated Investors, Inc., the parent company of the Federated funds' advisers and distributor (collectively, "Federated"), received detailed requests for information on shareholder trading activities in the Federated funds ("Funds") from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Since that time, Federated has received additional inquiries from regulatory authorities on these and related matters, and more such inquiries may be received in the future.



As a result of these inquiries, Federated and the Funds have conducted an internal investigation of the matters raised, which revealed instances in which a few investors were granted exceptions to Federated's internal procedures for limiting frequent transactions and that one of these investors made an additional investment in another Federated fund. The investigation has also identified inadequate procedures which permitted a limited number of investors (including several employees) to engage in undetected frequent trading activities and/or the placement and acceptance of orders to purchase shares of fluctuating net asset value funds after the funds' closing times. Federated has issued a series of press releases describing these matters in greater detail and emphasizing that it is committed to compensating the Funds for any detrimental impact these transactions may have had on them. In that regard, on February 3, 2004, Federated and the independent directors of the Funds announced the establishment by Federated of a restoration fund that is intended to cover any such detrimental impact. The press releases and related communications are available in the "About Us" section of Federated's website www.federatedinvestors.com, and any future press releases on this subject will also be posted there.


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Shortly after Federated's first public announcement concerning the foregoing matters, and notwithstanding Federated's commitment to taking remedial actions, Federated and various Funds were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The board of the Funds has retained the law firm of Dickstein, Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

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Financial Information

FINANCIAL HIGHLIGHTS

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The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights --Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended April 30	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.008	0.013	0.025	0.056	0.049
Net realized and unrealized gain (loss) on investments	0.000 [1]	0.000 [1]	0.001	0.001	0.000 [1]

TOTAL FROM INVESTMENT OPERATIONS	0.008	0.013	0.026	0.057	0.049

Less Distributions:
Distributions from net investment income	(0.008)	(0.013)	(0.025)	(0.056)	(0.049)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.001)	(0.001)	(0.000)[1]

TOTAL DISTRIBUTIONS	(0.008)	(0.013)	(0.026)	(0.057)	(0.049)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.81%	1.35%	2.64%	5.83%	4.96%

Ratios to Average Net Assets:

Expenses	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	0.78%	1.29%	2.51%	5.56%	4.83%

Expense waiver/reimbursement[3]	0.55%	0.54%	0.54%	0.54%	0.55%

Supplemental Data:

Net assets, end of period (000 omitted)	$1,443,086	$1,885,373	$1,813,575	$1,931,570	$1,500,782

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated April 30, 2004, which can be obtained free of charge.

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A Statement of Additional Information (SAI) dated June 30, 2004, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's Internet site at www.federatedinvestors.com.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated Investors
World-Class Investment Manager

U.S. Treasury Cash Reserves
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Investment Company Act File No. 811-5950

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

Cusip 60934N682

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1022103A-IS (6/04)

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Federated Investors
World-Class Investment Manager

U.S. Treasury Cash Reserves

A Portfolio of Money Market Obligations Trust

PROSPECTUS

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June 30, 2004

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INSTITUTIONAL SERVICE SHARES

A money market mutual fund seeking current income consistent with stability of principal and liquidity by investing only in a portfolio of short-term U.S. Treasury securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4

What are the Principal Securities in Which the Fund Invests? 5

What are the Specific Risks of Investing in the Fund? 5

What Do Shares Cost? 5

How is the Fund Sold? 6

How to Purchase Shares 7

How to Redeem Shares 9

Account and Share Information 12

Who Manages the Fund? 12

Legal Proceedings 13

Financial Information 14

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is current income consistent with stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests only in a portfolio of short-term U.S. Treasury securities that pay interest exempt from state personal income tax. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board (the "Fed") or any other government agency.

Risk/Return Bar Chart and Table

Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a calendar year-end basis.

The Fund's Institutional Service Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund's Institutional Service Shares total return for the three-month period from January 1, 2004 to March 31, 2004 was 0.13%.

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Within the periods shown in the bar chart, the Fund's Institutional Service Shares highest quarterly return was 1.47% (quarter ended December 31, 2000). Its lowest quarterly return was 0.13% (quarter ended December 31, 2003).

Average Annual Total Return Table

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The following table represents the Fund's Institutional Service Shares Average Annual Total Returns for the calendar periods ended December 31, 2003.

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Calendar Period	Fund
1 Year	0.65%

5 Years	3.09%

Start of Performance[1]	3.94%

1 The Fund's Institutional Service Shares start of performance date was October 30, 1994.

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The Fund's Institutional Service Shares 7-Day Net Yield as of December 31, 2003 was 0.51%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

U.S. TREASURY CASH RESERVES

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Service Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.40%
Distribution (12b-1) Fee[3]	0.25%
Shareholder Services Fee	0.25%
Other Expenses[4]	0.10%
Total Annual Fund Operating Expenses	1.00%

1 The percentages shown are based on expenses for the entire fiscal year ended April 30, 2004. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser, distributor, administrator and transfer agent waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2004.

Total Waivers of Fund Expenses	0.55%
Total Actual Annual Fund Operating Expenses (after waivers)	0.45%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.11% for the fiscal year ended April 30, 2004.

3 The Fund's Institutional Service Shares did not pay or accrue the distribution (12-1) fee during the fiscal year ended April 30, 2004. The Fund's Institutional Service Shares have no present intention of paying or accruing the distribution (12-1) fee for the fiscal year ending April 30, 2005.

4 The administrator and transfer agent voluntarily waived a portion of their fees. The administrator and transfer agent can terminate these voluntary waivers at any time. Total other expenses paid by the Fund (after the voluntary waivers) were 0.09% for the fiscal year ended April 30, 2004.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$102

3 Years	$318

5 Years	$552

10 Years	$1,225

What are the Fund's Investment Strategies?

The Fund invests only in a portfolio of U.S. Treasury securities maturing in 397 days or less that pay interest exempt from state personal income tax. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.

The Fund's investment adviser (Adviser) targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as:

  current U.S. economic activity and the economic outlook;
  current short-term interest rates;
  the Fed's policies regarding short-term interest rates; and
  the potential effects of foreign economic activity on U.S. short-term interest rates.

The Adviser generally shortens the portfolio's dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. The Adviser selects securities used to shorten or extend the portfolio's dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

Because the Fund refers to U.S. Treasury securities in its name it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to invest less than 80% of its assets in U.S. Treasury securities.

What are the Principal Securities in Which the Fund Invests?

U.S. TREASURY SECURITIES

U.S. Treasury securities are direct obligations of the federal government of the United States. U.S. Treasury securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the U.S. Treasury must repay the principal amount of the security, normally within a specified time.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISK

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Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

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Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

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What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next determined NAV. NAV is determined at noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two Share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. All Share classes have different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to accounts for which financial institutions act in an agency or fiduciary capacity, or to individuals, directly or through investment professionals.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Institutional Service Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

How to Purchase Shares

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You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares. New investors must submit a completed New Account Form.

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THROUGH AN INVESTMENT PROFESSIONAL

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Submit your purchase order to your investment professional. Investment professionals are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

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If your investment professional submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your investment professional submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section "By Telephone" or the section "By Mail" below.

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If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Fund. For more information about how to purchase Shares through your investment professional, you should contact your investment professional directly.

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DIRECTLY FROM THE FUND

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By Telephone

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You may purchase Shares by calling the Fund at 1-800-341-7400.

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Your purchase will be priced at the NAV next calculated after the Fund receives your order. Receipt of a purchase order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders. If you call the Fund by 2:00 p.m. (Eastern time) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day's dividend.

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Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

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You cannot purchase Shares by wire on holidays when wire transfers are restricted. If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

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By Mail

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You may purchase Shares by sending your check payable to The Federated Funds to:

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Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

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If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

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Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

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Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

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Your order will be priced at the NAV next calculated after the Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).

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BY AUTOMATIC INVESTMENTS

You may establish an account with your financial institution to automatically purchase Shares on predetermined dates or when your bank account reaches a certain level. Under this program, participating financial institutions are responsible for prompt transmission of orders and may charge you for this service. You should read this prospectus along with your financial institution's agreement or materials describing this service.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

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Submit your redemption request to your investment professional. Investment professionals are responsible for promptly submitting redemption requests to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

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If your investment professional submits your redemption request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your investment professional submits your redemption request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section "By Telephone" or the section "By Mail" below.

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If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Fund. For more information about how to redeem Shares through your investment professional, you should contact your investment professional directly.

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DIRECTLY FROM THE FUND

By Telephone

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You may redeem Shares by calling the Fund at 1-800-341-7400. Your redemption request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders.

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If you call the Fund by 2:00 p.m. (Eastern time), and your redemption proceeds are wired to you the same day, you will not be entitled to that day's dividend.

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If you call the Fund after 2:00 p.m. (Eastern time), you will be entitled to that day's dividend and your redemption proceeds will be sent to you the following business day.

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By Mail

You may redeem Shares by mailing a written request to the Fund.

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Your redemption request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day's dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.

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Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

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Call your investment professional or the Fund if you need special instructions

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Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

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A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

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PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

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Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

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Who Manages the Fund?

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The Board of Trustees (the "Board") governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 136 mutual funds and a variety of separate accounts, which totaled approximately $198 billion in assets as of December 31, 2003. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,650 employees. More than 5,000 investment professionals make Federated funds available to their customers.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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Legal Proceedings

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Like many other mutual fund companies, in September 2003, Federated Investors, Inc., the parent company of the Federated funds' advisers and distributor (collectively, "Federated"), received detailed requests for information on shareholder trading activities in the Federated funds ("Funds") from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Since that time, Federated has received additional inquiries from regulatory authorities on these and related matters, and more such inquiries may be received in the future.

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As a result of these inquiries, Federated and the Funds have conducted an internal investigation of the matters raised, which revealed instances in which a few investors were granted exceptions to Federated's internal procedures for limiting frequent transactions and that one of these investors made an additional investment in another Federated fund. The investigation has also identified inadequate procedures which permitted a limited number of investors (including several employees) to engage in undetected frequent trading activities and/or the placement and acceptance of orders to purchase shares of fluctuating net asset value funds after the funds' closing times. Federated has issued a series of press releases describing these matters in greater detail and emphasizing that it is committed to compensating the Funds for any detrimental impact these transactions may have had on them. In that regard, on February 3, 2004, Federated and the independent directors of the Funds announced the establishment by Federated of a restoration fund that is intended to cover any such detrimental impact. The press releases and related communications are available in the "About Us" section of Federated's website www.federatedinvestors.com, and any future press releases on this subject will also be posted there.

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

Shortly after Federated's first public announcement concerning the foregoing matters, and notwithstanding Federated's commitment to taking remedial actions, Federated and various Funds were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The board of the Funds has retained the law firm of Dickstein, Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.


Financial Information


The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended April 30	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006	0.011	0.023	0.053	0.046
Net realized and unrealized gain (loss) on investments	0.000 [1]	0.000 [1]	0.001	0.001	0.000 [1]

TOTAL FROM INVESTMENT OPERATIONS	0.006	0.011	0.024	0.054	0.046

Less Distributions:
Distributions from net investment income	(0.006)	(0.011)	(0.023)	(0.053)	(0.046)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.001)	(0.001)	(0.000)[1]

TOTAL DISTRIBUTIONS	(0.006)	(0.011)	(0.024)	(0.054)	(0.046)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.56%	1.10%	2.38%	5.57%	4.70%

Ratios to Average Net Assets:

Expenses	0.45%	0.45%	0.45%	0.45%	0.45%

Net investment income	0.53%	1.04%	2.25%	5.30%	4.60%

Expense waiver/reimbursement[3]	0.30%	0.29%	0.29%	0.29%	0.30%

Supplemental Data:

Net assets, end of period (000 omitted)	$1,262,332	$1,317,596	$1,177,912	$1,237,426	$984,973

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated April 30, 2004, which can be obtained free of charge


A Statement of Additional Information (SAI) dated June 30, 2004, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.



These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's Internet site at www.federatedinvestors.com.


You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated Investors
World-Class Investment Manager

U.S. Treasury Cash Reserves
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Investment Company Act File No. 811-5950

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

Cusip 60934N674


1022103A-SS (6/04)


U.S. TREASURY CASH RESERVES
A Portfolio of Money Market Obligations Trust

Statement of additional Information


June 30, 2004


Institutional Shares
Institutional Service Shares

 This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for U.S. Treasury Cash Reserves,
Institutional Shares and Institutional Service Shares (Fund), dated June 30, 2004.
This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectuses or the Annual Report without charge by calling 1-800-341-7400.


                                             Contents

                                            Who Manages and Provides Services to the
                                            Fund?....................................8
                                            How Does the Fund Measure Performance?..19


1

HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Money Market Obligations Trust (Trust). The
Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund, which was established on December 7, 1989, was reorganized as a portfolio of the Trust on September 3, 1999.

The Board of Trustees (the Board) has established two classes of shares of the Fund, known as Institutional Shares and Institutional Service Shares (Shares). This SAI
relates to both classes of Shares. The Fund's investment adviser is Federated
Investment Management Company (Adviser).

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate.
The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.
  A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
  The following describes the types of fixed income securities in which the Fund may invest:
Treasury Securities
Treasury securities are direct obligations of the federal government of the United
States. Treasury securities are generally regarded as having the lowest credit risks.
Zero Coupon Securities
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a "coupon payment"). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero coupon security.
  There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as
"coupon stripping." In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

CALLABLE SECURITIES
Certain fixed income securities in which the Fund invests are callable at the option of the issuer.  Callable securities are subject to call risks.


special transactions


Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc.
(Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds.  Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating Federated fund.  Federated Investors,
Inc. (Federated) administers the program according to procedures approved by the
Fund's Board, and the Board monitors the operation of the program.  Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades.  All inter-fund loans must be repaid in seven days or less.  The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests.  Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board.  The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.


Delayed Delivery Transactions
Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Asset Coverage
In order to secure its obligations in connection with special transactions, the Fund will either own the underlying assets or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

 Credit Risks

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.
  Credit risk includes the possibility that a party to a transaction involving the
Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.


Call Risks
If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.


Fundamental INVESTMENT Objective
The Fund's fundamental investment objective is current income consistent with stability of principal and liquidity. This investment objective may not be changed by the Fund's Board without shareholder approval.

iNVESTMENT LIMITATIONS

Diversification
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items;
securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such
U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Concentration
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry.
Government securities, municipal securities and bank instruments are not deemed to constitute an industry.

Issuing Senior Securities and Borrowing Money
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940 Act).

Pledging Assets
The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of assets at the time of the pledge.

Lending Cash or Securities
The Fund will not lend any of its assets, except that it may purchase or hold
U.S. Treasury obligations, as permitted by its investment objective, policies, and limitations or Declaration of Trust.

Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Underwriting Securities
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.
The above limitations cannot be changed unless authorized by the Board and by the
"vote of a majority of its outstanding voting securities," as defined by the 1940
Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Buying on Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

Investing in Illiquid Securities
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.

Investing in Restricted Securities
The Fund may purchase securities subject to restrictions on resale under the federal securities laws.

Investing in Securities of Other Investment Companies
The Fund will not purchase securities of other investment companies, except as part of a merger, consolidation, or other acquisition.
For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."  Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

Regulatory Compliance
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this
SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the Rule), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES

 The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.


The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1%
between the two values. The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

WHAT DO SHARES COST?

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class.  Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities
Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLAN (institutional service shares)
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and distributing prospectuses and sales literature to prospective shareholders and financial institutions) and providing incentives to investment professionals to sell Shares. The Rule 12b-1 Plan allows the Distributor to contract with investment professionals to perform activities covered by the Plan. The Rule 12b-1 Plan is expected to benefit the Fund in a number of ways. For example, it is anticipated that the Plan will help the Fund attract and retain assets, thus providing cash for orderly portfolio management and
Share redemptions and possibly helping to stabilize or reduce other operating expenses. In addition, the Plan is integral to the multiple class structure of the
Fund, which promotes the sale of Shares by providing a range of options to investors.
The Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the
Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

SERVICE FEES
The Fund may pay fees not to exceed 0.25% of average daily net assets (Service Fees)
to investment professionals or to Federated Shareholder Services Company (FSSC), a
subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying investment professionals directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate investment professionals.

SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees, in significant amounts, out of the assets of the Distributor. These fees do not come out of Fund assets. The Distributor may be reimbursed by the Adviser or its affiliates.

These supplemental payments may be based upon such factors as the number or value of
Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of services, sales support or marketing support furnished by the investment professional. In addition to these supplemental payments, an investment professional may also receive payments under the Rule 12b-1 Plan and/or
Service Fees.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the
Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the
Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the
Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.


As of June 1, 2004, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Shares: One & Co., Boston, MA, owned approximately 227,865,434 Shares (16.41%); Farmers & Merchants Bank of Long
Beach, Long Beach, CA, owned approximately 157,053,055 Shares (11.31%); Wells Fargo
Bank, Minneapolis, MN owned approximately 139,111,175 Shares (10.02%) and UBATCO
& Co., Lincoln, NE, owned approximately 74,412,938 Shares (5.36%).

As of June 1, 2004, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Service Shares: Hare & Co., East
Syracuse, NY, owned approximately 224,098,113 Shares (18.83%); Lynspen & Co.,
Birmingham, AL owned approximately 199,103,578 Shares (16.73%); Turtle & Co.,
Boston, MA, owned approximately 125,513,504 Shares (10.55%) and Tellson & Co.,
Gladstone, NJ owned approximately 66,866,232 Shares (5.62%).


TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES


The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund.
Where required, the tables separately list Board members who are "interested persons"
of the Fund (i.e., "Interested" Board members) and those who are not (i.e.,
"Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA.  The Trust
comprises 41 portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a
Board member of the following investment company complexes: Banknorth Funds-four portfolios; Golden Oak(R) Family of Funds-seven portfolios and WesMark Funds-five portfolios.

As of June 1, 2004, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.


 INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

        Name                                                                Total
     Birth Date                                           Aggregate     Compensation
      Address         Principal Occupation(s) for Past   Compensation  From Trust and
Positions Held with    Five Years, Other Directorships    From Fund    Federated Fund
       Trust            Held and Previous Position(s)       (past          Complex
 Date Service Began                                      fiscal year)  (past calendar
                                                                            year)
                      Principal Occupations: Chairman         $0
John F. Donahue*      and Director or Trustee of the                         $0
Birth Date: July      Federated Fund Complex; Chairman
28, 1924              and Director, Federated
CHAIRMAN AND TRUSTEE  Investors, Inc.
Began serving:
October 1988          Previous Positions: Trustee,
                      Federated Investment Management
                      Company and Chairman and
                      Director, Federated Investment
                      Counseling.

                      Principal Occupations: Principal        $0
J. Christopher        Executive Officer and President                        $0
Donahue*              of the Federated Fund Complex;
Birth Date: April     Director or Trustee of some of
11, 1949              the Funds in the Federated Fund
PRESIDENT AND         Complex; President, Chief
TRUSTEE               Executive Officer and Director,
Began serving:        Federated Investors, Inc.;
October 1999          Chairman and Trustee, Federated
                      Investment Management Company;
                      Trustee, Federated Investment
                      Counseling; Chairman and
                      Director, Federated Global
                      Investment Management Corp.;
                      Chairman, Federated Equity
                      Management Company of
                      Pennsylvania, Passport Research,
                      Ltd. and Passport Research II,
                      Ltd.; Trustee, Federated
                      Shareholder Services Company;
                      Director, Federated Services
                      Company.

                      Previous Positions: President,
                      Federated Investment Counseling;
                      President and Chief Executive
                      Officer, Federated Investment
                      Management Company, Federated
                      Global Investment Management
                      Corp. and Passport Research, Ltd.

                      Principal Occupations: Director     $1,981.01
Lawrence D. Ellis,    or Trustee of the Federated Fund                    $148,500
M.D.*                 Complex; Professor of Medicine,
Birth Date: October   University of Pittsburgh;
11, 1932              Medical Director, University of
3471 Fifth Avenue     Pittsburgh Medical Center
Suite 1111            Downtown; Hematologist,
Pittsburgh, PA        Oncologist and Internist,
TRUSTEE               University of Pittsburgh Medical
Began serving:        Center.
October 1988
                      Other Directorships Held:
                      Member, National Board of
                      Trustees, Leukemia Society of
                      America.

                      Previous Positions: Trustee,
                      University of Pittsburgh;
                      Director, University of
                      Pittsburgh Medical Center.

--------------------------------------------------------------------------------------
* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested"
because his son-in-law is employed by the Fund's principal underwriter, Federated
Securities Corp.

 INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

        Name                                                                Total
     Birth Date                                           Aggregate     Compensation
      Address         Principal Occupation(s) for Past   Compensation  From Trust and
Positions Held with    Five Years, Other Directorships    From Fund    Federated Fund
       Trust            Held and Previous Position(s)       (past          Complex
 Date Service Began                                      fiscal year)  (past calendar
                                                                            year)
                      Principal Occupation: Director      $2,179.11       $163,350
Thomas G. Bigley      or Trustee of the Federated Fund
Birth Date:           Complex.
February 3, 1934
15 Old Timber Trail   Other Directorships Held:
Pittsburgh, PA        Director, Member of Executive
TRUSTEE               Committee, Children's Hospital
Began serving:        of Pittsburgh; Director,
November 1994         University of Pittsburgh.

                      Previous Position: Senior
                      Partner, Ernst & Young LLP.

                      Principal Occupations: Director     $2,179.11       $163,350
John T. Conroy, Jr.   or Trustee of the Federated Fund
Birth Date: June      Complex; Chairman of the Board,
23, 1937              Investment Properties
Grubb &           Corporation; Partner or Trustee
Ellis/Investment      in private real estate ventures
Properties            in Southwest Florida.
Corporation
3838 North Tamiami    Previous Positions: President,
Trail                 Investment Properties
Suite 402             Corporation; Senior Vice
Naples, FL            President, John R. Wood and
TRUSTEE               Associates, Inc., Realtors;
Began serving:        President, Naples Property
August 1991           Management, Inc. and Northgate
                      Village Development Corporation.

                      Principal Occupation: Director      $2,179.11       $163,350
Nicholas P.           or Trustee of the Federated Fund
Constantakis          Complex.
Birth Date:
September 3, 1939     Other Directorships Held:
175 Woodshire Drive   Director and Member of the Audit
Pittsburgh, PA        Committee, Michael Baker
TRUSTEE               Corporation (engineering and
Began serving:        energy services worldwide).
October 1999
                      Previous Position: Partner,
                      Anderson Worldwide SC.

                      Principal Occupation: Director      $1,981.01       $148,500
John F. Cunningham    or Trustee of the Federated Fund
Birth Date: March     Complex.
5, 1943
353 El Brillo Way     Other Directorships Held:
Palm Beach, FL        Chairman, President and Chief
TRUSTEE               Executive Officer, Cunningham
Began serving:        & Co., Inc. (strategic
January 1999          business consulting); Trustee
                      Associate, Boston College.

                      Previous Positions: Director,
                      Redgate Communications and EMC
                      Corporation (computer storage
                      systems); Chairman of the Board
                      and Chief Executive Officer,
                      Computer Consoles, Inc.;
                      President and Chief Operating
                      Officer, Wang Laboratories;
                      Director, First National Bank of
                      Boston; Director, Apollo
                      Computer, Inc.

                      Principal Occupation: Director      $1,981.01       $148,500
Peter E. Madden       or Trustee of the Federated Fund
Birth Date: March     Complex; Management Consultant.
16, 1942
One Royal Palm Way    Other Directorships Held: Board
100 Royal Palm Way    of Overseers, Babson College.
Palm Beach, FL
TRUSTEE               Previous Positions:
Began serving:        Representative, Commonwealth of
August 1991           Massachusetts General Court;
                      President, State Street Bank and
                      Trust Company and State Street
                      Corporation (retired); Director,
                      VISA USA and VISA International;
                      Chairman and Director,
                      Massachusetts Bankers
                      Association; Director,
                      Depository Trust Corporation;
                      Director, The Boston Stock
                      Exchange.

                      Principal Occupations: Director     $2,179.11       $163,350
Charles F.            or Trustee of the Federated Fund
Mansfield, Jr.        Complex; Management Consultant;
Birth Date: April     Executive Vice President, DVC
10, 1945              Group, Inc. (marketing,
80 South Road         communications and technology)
Westhampton Beach,    (prior to 9/1/00).
NY
TURSTEE               Previous Positions: Chief
Began serving:        Executive Officer, PBTC
January 1999          International Bank; Partner,
                      Arthur Young & Company (now
                      Ernst & Young LLP); Chief
                      Financial Officer of Retail
                      Banking Sector, Chase Manhattan
                      Bank; Senior Vice President,
                      HSBC Bank USA (formerly, Marine
                      Midland Bank); Vice President,
                      Citibank; Assistant Professor of
                      Banking and Finance, Frank G.
                      Zarb School of Business, Hofstra
                      University.

                      Principal Occupations: Director     $2,377.23       $178,200
John E. Murray,       or Trustee of the Federated Fund
Jr., J.D., S.J.D.     Complex; Chancellor and Law
Birth Date:           Professor, Duquesne University;
December 20, 1932     Partner, Murray, Hogue &
Chancellor,           Lannis.
Duquesne University
Pittsburgh, PA        Other Directorships Held:
TRUSTEE               Director, Michael Baker Corp.
Began serving:        (engineering, construction,
February 1995         operations and technical
                      services).

                      Previous Positions: President,
                      Duquesne University; Dean and
                      Professor of Law, University of
                      Pittsburgh School of Law; Dean
                      and Professor of Law, Villanova
                      University School of Law.

                      Principal Occupations:  Director    $1,981.01       $148,500
Marjorie P. Smuts     or Trustee of the Federated Fund
Birth Date: June      Complex; Public
21, 1935              Relations/Marketing
4905 Bayard Street    Consultant/Conference
Pittsburgh, PA        Coordinator.
TRUSTEE
Began serving:        Previous Positions: National
October 1988          Spokesperson, Aluminum Company
                      of America; television producer;
                      President, Marj Palmer Assoc.;
                      Owner, Scandia Bord.

                      Principal Occupations:  Director    $1,981.01       $148,500
John S. Walsh         or Trustee of the Federated Fund
Birth Date:           Complex; President and Director,
November 28, 1957     Heat Wagon, Inc. (manufacturer
2604 William Drive    of construction temporary
Valparaiso, IN        heaters); President and
TRUSTEE               Director, Manufacturers
Began serving:        Products, Inc. (distributor of
January 1999          portable construction heaters);
                      President, Portable Heater
                      Parts, a division of
                      Manufacturers Products, Inc.

                      Previous Position: Vice
                      President, Walsh & Kelly,
                      Inc.

--------------------------------------------------------------------------------------


 OFFICERS**

Name
Birth Date
Address
Positions Held with Trust
----------------------------- Principal Occupation(s) and Previous Position(s)
Date Service Began
                              Principal Occupations: Executive Vice President and
John W. McGonigle             Secretary of the Federated Fund Complex; Executive Vice
Birth Date: October 26, 1938  President, Secretary and Director, Federated Investors,
EXECUTIVE VICE PRESIDENT AND  Inc.
SECRETARY
Began serving: June 1995      Previous Positions: Trustee, Federated Investment
                              Management Company and Federated Investment Counseling;
                              Director, Federated Global Investment Management Corp.,
                              Federated Services Company and Federated Securities
                              Corp.

                              Principal Occupations: Principal Financial Officer and
Richard J. Thomas             Treasurer of the Federated Fund Complex; Senior Vice
Birth Date: June 17, 1954     President, Federated Administrative Services.
TREASURER
Began serving: November 1998  Previous Positions: Vice President, Federated
                              Administrative Services; held various management
                              positions within Funds Financial Services Division of
                              Federated Investors, Inc.

                              Principal Occupations: Vice Chairman or Vice President
Richard B. Fisher             of some of the Funds in the Federated Fund Complex;
Birth Date: May 17, 1923      Vice Chairman, Federated Investors, Inc.; Chairman,
VICE PRESIDENT                Federated Securities Corp.
Began serving: October 1988
                              Previous Positions: President and Director or Trustee
                              of some of the Funds in the Federated Fund Complex;
                              Executive Vice President, Federated Investors, Inc. and
                              Director and Chief Executive Officer, Federated
                              Securities Corp.

                              Principal Occupations: Deborah Cunningham was named
Deborah A. Cunningham         Chief Investment Officer of money market products in
Birth Date: September 15,     2004. She joined Federated in 1981 and has been a
1959                          Senior Portfolio Manager and a Senior Vice President of
CHIEF INVESTMENT OFFICER      the Fund's Adviser since 1997. Ms. Cunningham is a
Began serving: May 2004       Chartered Financial Analyst and received her M.S.B.A.
                              in Finance from Robert Morris College.

                              Principal Occupations: Ms. Ochson was named Chief
Mary Jo Ochson                Investment Officer of tax-exempt fixed income products
Birth Date: September 12,     in 2004 and is a Vice President of the Trust. She
1953                          joined Federated in 1982 and has been a Senior
VICE PRESIDENT                Portfolio Manager and a Senior Vice President of the
Began serving: November 1998  Fund's Adviser since 1996.  Ms. Ochson is a Chartered
                              Financial Analyst and received her M.B.A. in Finance
                              from the University of Pittsburgh.

--------------------------------------------------------------------------------------

**    Officers do not receive any compensation from the Fund.
Thomas R. Donahue, Chief Financial Officer, Vice President, Treasurer and Assistant
Secretary of Federated and an officer of its various advisory and underwriting subsidiaries, has served as a Term Member on the Board of Directors of Duquesne
University, Pittsburgh, Pennsylvania, since May 12, 2000. Mr. John E. Murray, Jr., an
Independent Trustee of the Fund, served as President of Duquesne from 1988 until his retirement from that position in 2001, and became Chancellor of Duquesne on August
15, 2001. It should be noted that Mr. Donahue abstains on any matter that comes before Duquesne's Board that affects Mr. Murray personally.

COMMITTEES OF THE BOARD
                                                                           Meetings
Board     Committee                                                        Held
Committee Members             Committee Functions                          During
                                                                           Last
                                                                           Fiscal
                                                                           Year
Executive                     In between meetings of the full Board,       One
          John F. Donahue     the Executive Committee generally may
          John E. Murray,     exercise all the powers of the full Board
          Jr., J.D., S.J.D.   in the management and direction of the
                              business and conduct of the affairs of
                              the Trust in such manner as the Executive
                              Committee shall deem to be in the best
                              interests of the Trust. However, the
                              Executive Committee cannot elect or
                              remove Board members, increase or
                              decrease the number of Trustees, elect or
                              remove any Officer, declare dividends,
                              issue shares or recommend to shareholders
                              any action requiring shareholder approval.

Audit                         The Audit Committee reviews and
          Thomas G. Bigley    recommends to the full Board the             ----------
          John T. Conroy,     independent auditors to be selected to
          Jr.                 audit the Fund`s financial statements;       Three
          Nicholas P.         meets with the independent auditors
          Constantakis        periodically to review the results of the
          Charles F.          audits and reports the results to the
          Mansfield, Jr.      full Board; evaluates the independence of
                              the auditors, reviews legal and
                              regulatory matters that may have a
                              material effect on the financial
                              statements, related compliance policies
                              and programs, and the related reports
                              received from regulators; reviews the
                              Fund`s internal audit function; reviews
                              compliance with the Fund`s code of
                              conduct/ethics; reviews valuation issues;
                              monitors inter-fund lending transactions;
                              reviews custody services and issues and
                              investigates any matters brought to the
                              Committee's attention that are within the
                              scope of its duties.

--------------------------------------------------------------------------------------

 Board ownership of shares in the fund and in the federated family of
Investment companies AS OF dECEMBER 31, 2003

                                                       Aggregate
                                                 Dollar Range of
                                                 Shares Owned in
Interested                 ---------------             Federated
Board Member Name          Dollar             Family of
                                  Range of            Investment
                              Shares Owned             Companies
                                in Fund[s]
John F. Donahue                       None         Over $100,000
J. Christopher Donahue                None         Over $100,000
Lawrence D. Ellis, M.D.               None         Over $100,000

Independent
Board Member Name
Thomas G. Bigley                      None         Over $100,000
John T. Conroy, Jr.                   None         Over $100,000
Nicholas P. Constantakis              None         Over $100,000
John F. Cunningham                    None         Over $100,000
Peter E. Madden                       None         Over $100,000
Charles F. Mansfield,                 None             $50,001 -
Jr.                                                     $100,000
John E. Murray, Jr.,                  None         Over $100,000
J.D., S.J.D.
Marjorie P. Smuts                     None         Over $100,000
John S. Walsh                         None         Over $100,000

INVESTMENT ADVISER
--------------------------------------------------------------------------------------
The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract.  The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives and long term performance;
the Adviser's management philosophy, personnel and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the
Fund's relationship to the Federated funds.

In assessing the Adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract.  In this regard, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract.  In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund.

The Board also considers the compensation and benefits received by the Adviser.  This includes fees received for services provided to the Fund by other entities in the
Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees.  In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an
Adviser's compensation:  the nature and quality of the services provided by the
Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the
Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee.  The
Fund's Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel.  In this regard, the Board requests and receives a significant amount of information about the Fund and the Federated organization.
Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the
Board's formal review of the advisory contracts occurs.  In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises.  Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; the Fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the Fund's expenses
(including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the
Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the
Federated funds.  These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and transfer agent).  The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades.

 The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations.  Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative.  Because the totality of circumstances includes considering the relationship of each Federated fund, the Board does not approach consideration of every Federated fund's advisory contract as if that were the only
Federated fund.



Services Agreement
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser.  The fee for these services is paid by the Adviser and not by the Fund.


Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

Code of Ethics Restrictions on Personal Trading

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics.  These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees.  Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.


Voting Proxies on Fund Portfolio Securities
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio.  The Board has also approved the Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in favor of proposals that the
Adviser anticipates will enhance the long-term value of the securities being voted.
Generally, this will mean voting for proposals that the Adviser believes will:
improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors.  However, whether the Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to:
require independent tabulation of proxies and/or confidential voting by shareholders;
reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a
"poison pill").  The Adviser will generally vote against the adoption of such a plan
(unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote: for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction.  The
Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies.  Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation.
The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election.  In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board.  For example, if the
Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board.  The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting.  For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies.  The Adviser has hired Investor Responsibility Research Center
(IRRC) to obtain, vote, and record proxies in accordance with the Proxy Committee's directions.  The Proxy Committee directs IRRC by means of Proxy Voting Guidelines, and IRRC may vote any proxy as directed in the Proxy Voting Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy Voting Guidelines).  However, if the Proxy Voting Guidelines
require case-by-case direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy
Committee will provide specific direction to IRRC.  The Adviser's proxy voting procedures generally permit the Proxy Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund
(and its shareholders) and those of the Adviser or Distributor.  This may occur where a significant business relationship exists between the Adviser (or its affiliates)
and a company involved with a proxy vote.  A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested
Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes.  Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy
Committee, and must inform the Interested Company that the Proxy Committee has exclusive authority to determine how the Adviser will vote.  Any Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication.  Under no circumstances will the
Proxy Committee or any member of the Proxy Committee make a commitment to an
Interested Company regarding the voting of proxies or disclose to an Interested
Company how the Proxy Committee has directed such proxies to be voted.  If the Proxy
Voting Guidelines already provide specific direction on the proposal in question, the
Proxy Committee shall not alter or amend such directions.  If the Proxy Voting
Guidelines require the Proxy Committee to provide further direction, the Proxy
Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company.  If the
Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.


BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the
Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The
Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the
Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the
Fund.

ADMINISTRATOR

Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FAS provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

                          Average Aggregate Daily
Maximum                   Net Assets of the
Administrative Fee        Federated Funds
0.150 of 1%               on the first $5 billion
0.125 of 1%               on the next $5 billion
0.100 of 1%               on the next $10 billion
0.075 of 1%               on assets over $20 billion
The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.
--------------------------------------------------------------------------------------

FAS also provides certain accounting and recordkeeping services with respect to the
Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.


CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, FSSC, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.


INDEPENDENT Auditors
The independent auditor for the Fund, Ernst & Young LLP, conducts its audits in accordance with auditing standards generally accepted in the United States of
America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

 FEES PAID BY THE FUND FOR SERVICES

--------------------------          2004                2003            2002
For the Year Ended April
30
Advisory Fee Earned             $12,066,577          $12,696,372    $12,736,928
Advisory Fee Reduction           $8,663,649          $9,061,400      $9,106,169
Brokerage Commissions                $0                  $0              $0
Administrative Fee               $2,282,662          $2,386,918      $2,396,159
12b-1 Fee:
 Institutional Service               --                  --              --
 Shares
Shareholder Services Fee:
  Institutional Shares               $0                  --              --
  Institutional Service          $2,987,731              --              --
  Shares

--------------------------------------------------------------------------------------


Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and
various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per
Share are factors in the computation of yield and total return.

Average Annual Total Returns and Yield


Total returns are given for the one-year, five-year and ten-year or Start of
Performance periods ended April 30, 2004.

Yield and Effective Yield are given for the 7-day period ended April 30, 2004.

                       7-Day Period   1 Year    5 Years  10
                                                          Years
Institutional
Shares:
Total Return               N/A         0.81%     3.10%    4.08%
Yield                     0.76%         N/A       N/A      N/A
Effective Yield           0.76%         N/A       N/A      N/A

--------------------------------------------------------------------------------------
                                                          Start of
                                                         Performance
                       7-Day Period   1 Year    5 Years      on
                                                         10/30/1994
Institutional
Service Shares:
Total Return               N/A         0.56%     2.84%      3.82%
Yield                     0.51%         N/A       N/A        N/A
Effective Yield           0.51%         N/A       N/A        N/A

--------------------------------------------------------------------------------------


TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD and Effective Yield
The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased
Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o     references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o     charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o     discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o     information about the mutual fund industry from sources such as the Investment
  Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of
Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper, Inc.
Lipper, Inc. ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

IBC/Donoghue's Money Fund Report
IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and
12-month-to-date investment results for the same money funds.

Money
Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

Salomon 30-Day Treasury Bill Index
Salomon 30-Day Treasury Bill Index is a weekly quote of the most representative yields for selected securities, issued by the U.S. Treasury, maturing in 30 days.

WHO IS FEDERATED INVESTORS, INC.?

Federated   is   dedicated   to   meeting   investor   needs  by  making   structured,
straightforward and consistent  investment  decisions.  Federated  investment products have a history of competitive  performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's  disciplined investment selection process is rooted in sound methodologies backed by  fundamental  and technical  research.  At Federated,  success in investment management does not depend solely on the skill of a single portfolio manager.  It is a fusion of  individual  talents  and  state-of-the-art  industry  tools and  resources.
Federated's  investment process involves teams of portfolio managers and analysts, and investment  decisions  are executed by traders who are  dedicated  to specific  market sectors and who handle trillions of dollars in annual trading volume.

Federated Funds overview

Municipal Funds

In the municipal sector,  as of December 31, 2003,  Federated managed 14 bond funds  with  approximately  $3.8  billion  in assets  and 22 money  market  funds with approximately $23.0 billion in total assets. In 1976,  Federated introduced one of the first  municipal  bond  mutual  funds in the  industry  and is now one of the  largest institutional  buyers of municipal  securities.  The Funds may quote  statistics  from organizations  including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.


Equity Funds

In  the equity sector,  Federated has more than 32 years'  experience.  As of
December 31, 2003,  Federated  managed 36 equity funds  totaling  approximately  $25.6 billion in assets  across  growth,  value,  equity  income,  international,  index and sector (i.e.  utility) styles.  Federated's  value-oriented  management style combines quantitative  and  qualitative  analysis and features a structured,  computer-assisted composite modeling system that was developed in the 1970s.


Corporate Bond Funds

In the corporate bond sector,  as of December 31, 2003,  Federated managed 11 money market funds and 4 bond funds with assets  approximating  $61.7 billion and $3.4
billion,   respectively.   Federated's   corporate  bond  decision   making--based  on
intensive,  diligent credit  analysis--is backed by over 30 years of experience in the corporate bond sector. In 1972,  Federated introduced one of the first high-yield bond funds in the  industry.  In 1983,  Federated  was one of the first  fund  managers  to participate in the asset backed  securities  market,  a market totaling more than $209 billion.


Government Funds

In  the  government  sector,  as of December  31, 2003,  Federated  managed 7
mortgage  backed,  3  multi-sector   government  funds,  4  government/agency  and  19
government money market mutual funds,  with assets  approximating  $4.9 billion,  $0.9 billion, $2.9 billion and $56.2 billion, respectively.  Federated trades approximately
$90.4  billion in U.S.  government  and mortgage  backed  securities  daily and places approximately $35 billion in repurchase  agreements each day. Federated introduced the first U.S.  government  fund to invest in U.S.  government  bond  securities  in 1969.
Federated  has  been a major  force in the  short-  and  intermediate-term  government markets  since 1982 and  currently  manages  approximately  $50 billion in  government funds within these maturity ranges.


Money Market Funds

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund.
Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 2003, Federated managed
$136.2 billion in assets across 52 money market funds, including 19 government, 10 prime, 22 municipal and 1 euro-denominated with assets approximating $56.2 billion,
$59.4 billion, $20.6 billion and $173.9 million, respectively.

The Chief  Investment  Officers  responsible  for oversight of the various  investment sectors  within  Federated  are:  Global Equity - Stephen F. Auth is  responsible  for overseeing the management of Federated's  domestic and international  equity products;
Global Fixed Income - Deborah A.  Cunningham,  Mary Jo Ochson and Robert J.  Ostrowski
are   responsible   for  overseeing   the  management  of  Federated's   domestic  and
international fixed income and high yield products.


Mutual Fund Market
Forty-nine  percent of American  households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions,  have entrusted over $6.2  trillion to the  approximately  8,300  funds  available,  according  to the
Investment Company Institute.

Federated Clients Overview
Federated  distributes  mutual  funds  through  its  subsidiaries  for  a  variety  of investment purposes. Specific markets include:

Institutional Clients

Federated  meets  the  needs of  approximately  3,035  institutional  clients nationwide by managing and servicing  separate accounts and mutual funds for a variety of  purposes,  including  defined  benefit and  defined  contribution  programs,  cash
management,   and   asset/liability   management.    Institutional   clients   include
corporations,  pension funds, tax exempt entities,  foundations/endowments,  insurance companies, and investment and financial advisers.


Bank Marketing

Other   institutional  clients  include  more  than  1,600  banks  and  trust organizations.  Virtually  all of the  trust  divisions  of the top 100  bank  holding companies use Federated funds in their clients' portfolios.


Broker/Dealers and Bank Broker/Dealer Subsidiaries

Federated  funds are  available to consumers  through major  brokerage  firms
nationwide--Federated   has   over   2,000   broker/dealer   and   bank   broker/dealer
relationships across the  country--supported by more wholesalers than any other mutual fund distributor.  Federated's service to financial professionals and institutions has earned it high  ratings  in  several  surveys  performed  by  DALBAR,  Inc.  DALBAR is recognized as the industry benchmark for service quality measurement.


FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended April 30,
2004, are incorporated herein by reference to the Annual Report to Shareholders of
U.S. Treasury Cash Reserves dated April 30, 2004.


ADDRESSES

U.s. treasury cash reserves
Institutional Shares
Institutional Service Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company

Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

PART C.     OTHER INFORMATION.

Item 23     Exhibits:

            (a)   (i)         Conformed copy of Restatement and Amendment
                              Numbers 1-18 to the Declaration of Trust of the
                              Registrant; (35)
                  (ii)        Form of Declaration of Trust Amendment No. 19;
                              (42)
                  (iii)       Conformed copy of Amendment No. 20 to the
                              Amended and Restated Declaration of Trust; (43)
                  (iv)        Conformed copy of Amendment No. 21 to the
                              Amended and Restated Declaration of Trust; (+)
            (b)   (i)         Copy of By-Laws and Amendments 1-4 of the
                              Registrant; (35)
                  (ii)        Amendment #5 to By-Laws (42)
                  (iii)       Amendment #6 to By-Laws (46)
            (c)               Copy of Specimen Certificate for Shares of
                              Beneficial Interest of the Registrant; (See
                              Appendix)
            (d)   (i)         Conformed copy of Investment Advisory Contract
                              and Exhibits A-PP of the Registrant; (35)
(ii)  Conformed copy of Amendment to the Investment Advisory Contract of the
                              Registrant; (38)
(iii) Conformed copy of Exhibit QQ to the Investment Advisory Contract of the
                              Registrant; (44)
            (e)   (i)         Conformed copy of Distributor's Contract and
                              Exhibits A-R of the Registrant; (35)
                  (ii)        Form of Exhibit S to the Distributor's Contract
                              (42)
                  (iii)       Conformed copy of Amendment to the Distributor's
                              Contract of the Registrant; (38)
                  (iv)        Conformed copy of Distributor's Contract of the
                              Registrant;
                  (v)         (Liberty U.S. Government Money Market Trust -
                              Class B Shares); (23)
                  (vi)        Form of Exhibit J to the Distribution Plan (42)
                  (vii)       The Registrant hereby incorporates the conformed
                              copy of the specimen Mutual Funds Sales and
                              Service Agreement; Mutual Funds Service
                              Agreement; and Plan Trustee/ Mutual Funds
                              Service Agreement from Item 24(b)(6) of the Cash
                              Trust Series II Registration Statement on Form
                              N-1A filed with the Commission on July 24, 1995.
                              (File Nos. 33-38550 and 811-6269).
                  (viii)      Conformed copy of Amendment to the Distributor's
                              Contract of the Registrant. (46)
            (f)               Not applicable;
            (g)   (i)         Conformed copy of Custodian Agreement of the
                              Registrant; (8)
                  (ii)        Conformed copy of Custodian Fee Schedule; (17)
            (h)   (i)         Conformed copy of Amended and Restated Agreement
                              for Fund Accounting Services, Administrative
                              Services, Transfer Agency Services and Custody
                              Services Procurement; (21)
                  (ii)        Conformed copy of Amendment to Agreement for
                              Fund Accounting Services, Administrative
                              Services, Transfer Agency Services and Custody
                              Services Procurement; (38)
                  (iii)       Conformed copy of Amended and Restated
                              Shareholder Services Agreement of the
                              Registrant; (21)
                  (iv)        Conformed copy of Principal Shareholder Services
                              Agreement (Liberty U.S. Government Money Market
                              Trust - Class B Shares); (23)
                  (v)         Conformed copy of Shareholder Services Agreement
                              (Liberty U.S Government Money Market Trust -
                              Class B Shares); (23)
                  (vi)        Conformed copy of Shareholder Services Agreement
                              (Massachusetts Municipal Cash Trust - Boston
                              1784 Fund Shares); (24)
                  (vii)       Conformed Copy of Exhibit to the Amended and
                              Restated Shareholder Services Agreement; (30)
                  (viii)      The responses described in Item 23(e)(iv) are
                              hereby incorporated by reference.
            (i)               Conformed copy of Opinion and Consent of Counsel
                              as to legality of shares being registered; (12)
            (j)   (i)         Conformed copy of Consent of Ernst & Young LLP
                              for:
                              (a)   Automated Government Cash Reserves; (+)
                              (b)   Automated Treasury Cash Reserves; (+)
                              (c)   U.S. Treasury Cash Reserves; (+)
                              (d)   Tax Free Instruments Trust; (49)
                              (e)   California Municipal Cash Trust; (31)
                              (f)   Alabama Municipal Cash Trust; Arizona
                                    Municipal Cash Trust; Connecticut
                                    Municipal Cash Trust; Florida Municipal
                                    Cash Trust; Georgia Municipal Cash Trust;
                                    Maryland Municipal Cash Trust;
                                    Massachusetts Municipal Cash Trust;
                                    Michigan Municipal Cash Trust; Minnesota
                                    Municipal Cash Trust; New Jersey Municipal
                                    Cash Trust; New York Municipal Cash Trust;
                                    North Carolina Municipal Cash Trust; Ohio
                                    Municipal Cash Trust; Pennsylvania
                                    Municipal Cash Trust; Virginia Municipal
                                    Cash Trust; (47)
                              (g)   Federated Short-Term U.S. Government
                                    Trust; Automated Government Money Trust;
                                    Liberty U.S. Government Money Market
                                    Trust; Money Market Trust; Money Market
                                    Management; Trust for U.S. Treasury
                                    Obligations; (45)
                  (ii)              Conformed copy of Consent of Deloitte &
                                    Touche LLP for:
                              (a)   Automated Cash Management Trust; Federated
                                    Master Trust; Government Obligations Fund;
                                    Government Obligations Tax-Managed Fund;
                                    Liquid Cash Trust; Municipal Obligations
                                    Fund; Prime Obligations Fund; Prime Cash
                                    Obligations Fund; Prime Value Obligations
                                    Fund; Trust for Government Cash Reserves;
                                    Trust for Short-Term U.S. Government
                                    Securities; Tax-Free Obligations Fund;
                                    Treasury Obligations Fund; (45)
                              (b)   Federated Tax-Free Trust; (32)
            (k)               Not applicable;
            (l)               Conformed copy of Initial Capital Understanding;
                              (12)
            (m)   (i)         Conformed copy of Distribution Plan and Exhibits
                              A-I of the Registrant; (35)
                  (ii)        The responses described in Item 23(e)(iv) are hereby incorporated by reference.
                  (iii)       Conformed copy of Exhibit J to the Distribution of the Registrant; (44)
            (n)               The Registrant hereby incorporates the conformed
                              copy of the Multiple Class Plan from Item (n) of
                              the Federated GNMA Trust Registration Statement
                              on Form N-1A, filed with the Commission on March
                              29, 2004. (File Nos. 2-75670 and 811-3375).
            (o)   (i)         Conformed copy of Power of Attorney of the
                              Registrant; (23)
                  (ii)        Conformed copy of Power of Attorney of Chief
                              Investment Officer of the Registrant; (23)
                  (iii)       Conformed copy of Power of Attorney of Treasurer
                              of the Registrant: (18)
                  (iv)        Conformed copy of Power of Attorney of Trustee
                              of the Registrant; (26)
            (p)               The Registrant hereby incorporates the copy of
                              the Code of Ethics for Access Persons from Item
                              23(p) of the Money Market Obligations Trust
                              Registration Statement on Form N-1A filed with
                              the Commission on February 26, 2004.(File Nos.
                              33-31602 and 811-5950).

_________________________________________________________
+ All exhibits are being filed electronically.

1.    Response is incorporated by reference to Registrant's Initial
      Registration Statement on Form N-1A filed October 20, 1989. (File Nos.
      33-31602 and 811-5950).
8.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 8 on Form N-1A filed June 1, 1994. (File Nos. 33-31602 and
      811-5950).
12.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 16 on Form N-1A filed September 29, 1995. (File Nos.
      33-31602 and 811-5950).
17.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 24 on Form N-1A filed September 28, 1998. (File Nos.
      33-31602 and 811-5950).
18.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 25 on Form N-1A filed February 12, 1999. (File Nos.
      33-31602 and 811-5950).
21.   Response is incorporated by reference to Registrant' s Post-Effective
      Amendment No. 33 on Form N-1A filed August 27, 1999. (File Nos. 33-31602 and 811-5950).
23.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 36 on Form N-1A filed October 29, 1999. (File Nos.
      33-31602 and 811-5950).
24.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 37 on Form N-1A filed November 17, 1999. (File Nos.
      33-31602 and 811-5950).
26.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 39 on Form N-1A filed February 25, 2000. (File Nos.
      33-31602 and 811-5950).
30.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 46 on Form N-1A filed September 28, 2000. (File Nos.
      33-31602 and 811-5950).
31.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 47 on Form N-1A filed December 14, 2000. (File Nos.
      33-31602 and 811-5950).
32.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 48 on Form N-1A filed December 26, 2000. (File Nos.
      33-31602 and 811-5950).
35.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 51 on Form N-1A filed May 29, 2001. (File Nos. 33-31602 and 811-5950).
36.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 52 on Form N-1A filed June 25, 2001. (File Nos. 33-31602 and 811-5950).
37.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 53 on Form N-1A filed September 14, 2001. (File Nos.
      33-31602 and 811-5950).
38.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 54 on Form N-1A filed September 28, 2001. (File Nos.
      33-31602 and 811-5950).
39.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 56 on Form N-1A filed May 28, 2002. (File Nos. 33-31602 and 811-5950).
40.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 57 on Form N-1A filed on June 28, 2002 (File Nos. 33-31602 and 811-5950).
41.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 58 on Form N-1A filed on September 30, 2002. (File Nos.
      33-31602 and 811-5950).
42.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 59 on Form N-1A filed on December 20, 2002. (File Nos. 33-31602 and
      811-5950).
43.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 62 on Form N-1A filed on May 30, 2003. (File Nos. 33-31602 and
      811-5950).
44.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 63 on Form N-1A filed on June 30, 2003. (File Nos. 33-31602 and
      811-5950).
45.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 64 on Form N-1A filed on September 30, 2003. (File Nos. 33-31602 and
      811-5950).
46.   Response in incorporated by reference to Registrant's Post-Effective Amendment
      No. 65 on Form N-1A filed on December 30, 2003. (File Nos. 33-31602 and
      811-5950).
47.   Response in incorporated by reference to Registrant's Post-Effective
      Amendment No. 66 on Form N-1A filed on February 26, 2004. (File Nos.
      33-31602 and 811-5950).
48.   Response in incorporated by reference to Registrant's Post-Effective
      Amendment No. 67 on Form N-1A filed on May 27, 2004. (File Nos. 33-31602 and 811-5950).
49.   Response in incorporated by reference to Registrant's Post-Effective
      Amendment No. 68 on Form N-1A filed on June 29, 2004. (File Nos.
      33-31602 and 811-5950).

Item 24.    Persons Controlled by or Under Common Control with the Fund:

      None

Item 25.    Indemnification:  (1)

Item 26.    Business and Other Connections of Investment Adviser:

            For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration
            Statement under "Who Manages and Provides Services to the Fund?"  The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are:  Thomas R. Donahue, (Chief Financial Officer,
            Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA,
            15222-3779 and Mark D. Olson (a principal of the firm, Mark D. Olson &
            Company, L.L.C. and Partner, Wilson, Halbrook & Bayard, P.A.), 800
            Delaware Avenue, P.O. Box 2305, Wilmington, DE  19899-2305.

The remaining Officers of the investment adviser are:

President/ Chief Executive Officer
and Trustee:                                    Keith M. Schappert

Vice Chairman:                                  William D. Dawson, III

Senior Vice Presidents:                         Joseph M. Balestrino
                                                Jonathan C. Conley
                                                Deborah A. Cunningham
                                                Mark E. Durbiano
                                                Robert M. Kowit
                                                Jeffrey A. Kozemchak
                                                Susan M. Nason
                                                Mary Jo Ochson
                                                Robert J. Ostrowski
                                                Richard Tito

Vice Presidents:                                Todd A. Abraham
                                                J. Scott Albrecht
                                                Randall S. Bauer
                                                Nancy J.Belz
                                                G. Andrew Bonnewell
                                                Lee R. Cunningham, II
                                                Anthony Delserone, Jr.
                                                Donald T. Ellenberger
                                                Eamonn G. Folan
                                                John T. Gentry
                                                Patricia L. Heagy
                                                Susan R. Hill
                                                Nikola A. Ivanov
                                                William R. Jamison
                                                Nathan H. Kehm
                                                John C. Kerber
                                                J. Andrew Kirschler
                                                Marian R. Marinack
                                                Kevin McCloskey
                                                Natalie F. Metz
                                                Thomas J. Mitchell
                                                Joseph M. Natoli
                                                Mary Kay Pavuk
                                                Jeffrey A. Petro
                                                Ihab L. Salib
                                                Roberto Sanchez-Dahl, Sr.
                                                John Sidawi
                                                Michael W. Sirianni, Jr.
                                                Christopher Smith
                                                Timothy G. Trebilcock
                                                Paolo H. Valle
                                                Stephen J. Wagner
                                                Paige M. Wilhelm
                                                George B. Wright

Assistant Vice Presidents:                      Lori Andrews
                                                Hanan Callas
                                                Jerome Conner
                                                James R. Crea, Jr.
                                                Karol M. Crummie
                                                Richard Cumberledge
                                                Richard J. Gallo
                                                Kathyrn P. Glass
                                                James Grant
                                                Tracey L. Lusk
                                                Ann Manley
                                                Karl Mocharko
                                                Teri Lynn Moore
                                                Bob Nolte
                                                Rae Ann Rice
                                                Brian Ruffner
                                                Kyle D. Stewart
                                                Mary Ellen Tesla
                                                Nichlas S. Tripodes
                                                Mark Weiss

Secretary:                                      G. Andrew Bonnewell

Treasurer:                                      Thomas R. Donahue

Assistant Secretary:                            Jay S. Neuman

Assistant Treasurer:                            Denis McAuley, III

            The business address of each of the Officers of the investment adviser is
            Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania
            15222-3779.  These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund
            Complex described in Part B of this Registration Statement.

Item 27.    Principal Underwriters:

            (a)   Federated Securities Corp. the Distributor for shares of the
                  Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

                  Cash Trust Series, Inc.; Cash Trust Series II; Federated
                  Adjustable Rate Securities Fund; Federated American Leaders
                  Fund, Inc.; Federated Core Trust; Federated Core Trust II,
                  L.P.; Federated Equity Funds; Federated Equity Income Fund,
                  Inc.; Federated Fixed Income Securities, Inc.; Federated GNMA
                  Trust; Federated Government Income Securities, Inc.;
                  Federated High Income Bond Fund, Inc.; Federated High Yield
                  Trust; Federated Income Securities Trust; Federated Income
                  Trust; Federated Index Trust; Federated Institutional Trust;
                  Federated Insurance Series; Federated International Series,
                  Inc.; Federated Investment Series Funds, Inc.; Federated
                  Limited Duration Government Fund, Inc.; Federated Managed
                  Allocation Portfolios; Federated Municipal Opportunities
                  Fund, Inc.; Federated Municipal Securities Fund, Inc.;
                  Federated Municipal Securities Income Trust; Federated
                  Short-Term Municipal Trust; Federated Stock and Bond Fund,
                  Inc.; Federated Stock Trust; Federated Total Return
                  Government Bond Fund; Federated Total Return Series, Inc.;
                  Federated U.S. Government Bond Fund; Federated U.S.
                  Government Securities Fund: 1-3 Years; Federated U.S.
                  Government Securities Fund: 2-5 Years; Federated World
                  Investment Series, Inc.; Intermediate Municipal Trust; Edward
                  Jones Money Market Fund; Edward Jones Tax-Free Money Market
                  Fund; Money Market Obligations Trust; Regions Morgan Keegan
                  Select Funds and SouthTrust Funds.

         (b)

         (1)                        (2)                        (3)
Positions and Offices                                 Positions and Offices
  With Distributor                  Name                 With Registrant
_____________________         _________________       ______________________

Chairman:                     Richard B. Fisher       Vice President

President-Institutional
Sales and Director:           John B. Fisher

Executive Vice
Vice President, Assistant
Secretary and Director:       Thomas R. Donahue

President-Broker/Dealer
And Director:                 James F. Getz

Senior Vice Presidents:       Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Christopher Fives
                              James S. Hamilton
                              James M. Heaton
                              H. Joseph Kennedy
                              Amy Michaliszyn
                              Keith Nixon
                              Solon A. Person, IV
                              Ronald M. Petnuch
                              Thomas E. Territ
                              Robert F. Tousignant
                              Paul Uhlman

Vice Presidents:              Irving Anderson
                              Dan Berry
                              John B. Bohnet
                              Edward R. Bozek
                              Jane E. Broeren-Lambesis
                              Brian Burke
                              Craig Burness
                              David J. Callahan
                              Mark Carroll
                              Dan Casey
                              Scott Charlton
                              Steven R. Cohen
                              Mary J. Combs
                              James Conely
                              R. Edmond Connell, Jr.
                              Kevin J. Crenny
                              Daniel T. Culbertson
                              G. Michael Cullen
                              Beth C. Dell
                              Robert J. Deuberry
                              Ron Dorman
                              William C. Doyle
                              Donald C. Edwards
                              Lee England
                              Timothy Franklin
                              Peter J. Germain
                              James F. Getz, Jr.
                              Joseph D. Gibbons
                              J. Todd Glickson
                              G. Tad Gullickson
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Vincent L. Harper, Jr.
                              Bruce E. Hastings
                              Teresa M. Johnson
                              Christopher L. Johnston
                              William Kastrol
                              Stephen Kittel
                              Michael W. Koenig
                              Ed Koontz
                              Theodore J. Kravits, Jr.
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Martin J. McCaffrey
                              Mary A. McCaffrey
                              Richard C. Mihm
                              Chris Milliken
                              Vincent T. Morrow
                              Alec H. Neilly
                              Rebecca Nelson
                              James E. Ostrowski
                              Thomas A. Peter III
                              Raleigh Peters
                              Robert F. Phillips
                              Josh Rasmussen
                              Richard A. Recker
                              Diane M. Robinson
                              Christopher Renwick
                              Brian S. Ronayne
                              Timothy A. Rosewicz
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Peter Siconolfi
                              Edward L. Smith
                              David W. Spears
                              John A. Staley
                              Colin B. Starks
                              Jeffrey A. Stewart
                              Kevin Stutz
                              William C. Tustin
                              G. Walter Whalen
                              Stephen White
                              Patrick M. Wiethorn
                              Edward J. Wojnarowski
                              Michael P. Wolff

Assistant Vice Presidents:    Lisa A. Toma
                              Robert W. Bauman
                              Charles L. Davis, Jr.
                              Brian F. Palusa
                              William Rose

Treasurer:                    Denis McAuley, III

Secretary:                    Stephen A. Keen

Assistant Secretary:          Thomas R. Donahue
                              Peter J. Germain

The business address of each of the Officers of Federated Securities Corp. is
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania
15222-3779.

         (c)     Not applicable

Item 28.    Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the
Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                          Reed Smith LLP
                                    Investment  Management
                                    Group (IMG)
                                    Federated Investors Tower
                                    12th Floor
                                    1001 Liberty Avenue
                                    Pittsburgh, PA  15222-3779
                                    (Notices should be sent to the Agent for
                                    Service at above address)

                                    Federated Investors Funds
                                    5800 Corporate Drive
                                    Pittsburgh, PA  15237-7000

Federated Shareholder               P.O. Box 8600
Services Company                    Boston, MA 02266-8600
("Transfer Agent and
Dividend Disbursing Agent")

Federated Services Company          Federated Investors Tower
("Administrator")                   1001 Liberty Avenue
                                    Pittsburgh, PA  15222-3779

Federated Investment                Federated Investors Tower
Management Company                  1001 Liberty Avenue
("Adviser")                         Pittsburgh, PA  15222-3779

State Street Bank and               P.O. Box 8600
Trust Company                       Boston, MA 02266-8600
("Custodian")

Item 29.    Management Services: Not applicable.

Item 30.    Undertakings:

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of
            Trustees and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, the Registrant, Money Market Obligations
Trust, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the
Securities Act of 1933 and has duly caused this Amendment to its Registration
Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 29th day of
June, 2004.

                        MONEY MARKET OBLIGATIONS TRUST

                        BY: /s/ Nelson W. Winter
                        Nelson W. Winter, Assistant Secretary
                        June 29, 2004

      Pursuant to the requirements of the Securities Act of 1933, this
Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

      NAME                    TITLE                   DATE

By: /s/ June 29, 2004      Attorney In Fact     June 29, 2004
Nelson W. Winter           For the Persons
ASSISTANT SECRETARY        Listed Below

      NAME                                  TITLE

John F. Donahue*                    Chairman and Trustee

J. Christopher Donahue*             President and Trustee
                                    (Principal Executive Officer)

Richard J. Thomas*                  Treasurer
                                    (Principal Financial Officer)

Thomas G. Bigley*                   Trustee

John T. Conroy, Jr.*                Trustee

Nicholas P. Constantakis*           Trustee

John F. Cunningham*                 Trustee

Lawrence D. Ellis, M.D.*            Trustee

Peter E. Madden*                    Trustee

Charles F. Mansfield, Jr.*          Trustee

John E. Murray, Jr., J.D., S.J.D.*  Trustee

Marjorie P. Smuts*                  Trustee

John S. Walsh*                      Trustee

*By Power of Attorney

                                    Appendix

Copy of Specimen Certificate for Shares of Beneficial Interest of:

(i)      Alabama Municipal Cash Trust; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on December 29,
         1993.  File Nos. 33-31259 and 811-5911).
(ii)     Arizona Municipal Cash Trust; (Response is incorporated by reference to Post-Effective Amendment No. 46 on Form N-1A filed on March 16,
         1998.  File Nos. 33-31259 and 811-5911).
(iii)    Automated Cash Management Trust - Institutional Service Shares and
         Cash II Shares; (Response is incorporated by reference to
         Post-Effective Amendment No. 8 on Form N-1A filed June 1, 1994.  File
         Nos. 33-31602 and 811-5950).
(iv)     Automated Government Money Trust; (Response is incorporated by reference to Initial Registration Statement on Form N-1 filed on May
         28, 1982.  File Nos. 2-77822 and 811-3475).
(v)      California Municipal Cash Trust - Institutional Shares and
         Institutional Service Shares; (Response is incorporated by reference to Post-Effective Amendment No. 45 on Form N-1A filed on December 19,
         1997.  File Nos. 33-31259 and 811-5911).
(vi)     Connecticut Municipal Cash Trust; (Response is incorporated by reference to Pre-Effective Amendment No. 1 on Form N-1A filed on
         October 31, 1989.  File Nos. 33-31259 and 811-5911).
(vii)    Federated Master Trust; (Response is incorporated by reference to
         Post-Effective Amendment No. 39 on Form N-1A filed January 23, 1996.
         File Nos. 2-60111 and 811-2784).
(viii)   Federated Short-Term U.S. Government Trust; (Response is incorporated by reference to Post-Effective Amendment No. 1 on Form N-1A filed
         October 22, 1987.  File Nos. 33-12322 and 811-5035).
(ix)     Federated Tax-Free Trust; (Response is incorporated by reference to
         Initial Registration Statement on Form S-5 filed December 27, 1978.
         File Nos. 2-63343 and 811-2891).
(x)      Florida Municipal Cash Trust; (Response is incorporated by reference to Post-Effective Amendment No. 30 on Form N-1A filed on September
         19, 1994.  File Nos. 33-31259 and 811-5911).
(xi)     Georgia Municipal Cash Trust; (Response is incorporated by reference to Post-Effective Amendment No. 36 on Form N-1A filed on May 31,
         1995.  File Nos. 33-31259 and 811-5911).
(xii)    Liberty U.S. Government Money Market Trust; (Response is incorporated by reference to Post-Effective Amendment No. 35 on Form N-1A filed
         April 25, 1996.  File Nos. 2-65447 and 811-2956).
(xiii)   Liquid Cash Trust; (Response is incorporated by reference to
         Pre-Effective Amendment No. 3 on Form N-1A filed December 8, 1980.
         File Nos. 2-67655 and 811-3057).
(xiv)    Maryland Municipal Cash Trust; (Response is incorporated by reference to Post-Effective Amendment No. 22 on Form N-1A filed on March 2,
         1994.  File Nos. 33-31259 and 811-5911).
(xv)     Massachusetts Municipal Cash Trust - Institutional Service Shares and
         BayFunds Shares; (Response is incorporated by reference to
         Post-Effective Amendment No. 21 on Form N-1A filed on December 29,
         1993.  File Nos. 33-31259 and 811-5911).
(xvi)    Michigan Municipal Cash Trust - Institutional Shares and
         Institutional Service Shares; (Response is incorporated by reference to Post-Effective Amendment No. 45 on Form N-1A filed on December 19,
         1997.  File Nos. 33-31259 and 811-5911).
(xvii)   Minnesota Municipal Cash Trust - Institutional Shares and Cash Series
         Shares; (Response is incorporated by reference to Post-Effective
         Amendment No. 21 on Form N-1A filed on December 29, 1993.  File Nos.
         33-31259 and 811-5911).
(xviii)  New Jersey Municipal Cash Trust - Institutional Shares and
         Institutional Service Shares; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on December 29,
         1993.  File Nos. 33-31259 and 811-5911).
(xix)    North Carolina Municipal Cash Trust; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on
         December 29, 1993.  File Nos. 33-31259 and 811-5911).
(xx)     Ohio Municipal Cash Trust - Institutional Shares and Institutional
         Service Shares; (Response is incorporated by reference to
         Post-Effective Amendment No. 45 on Form N-1A filed on December 19,
         1997.  File Nos. 33-31259 and 811-5911).
(xxi)    Ohio Municipal Cash Trust - Cash II Shares; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on
         December 29, 1993.  File Nos. 33-31259 and 811-5911).
(xxii)   Pennsylvania Municipal Cash Trust - Institutional Shares; (Response
         is incorporated by reference to Post-Effective Amendment No. 35 on
         Form N-1A filed on May 19,1995.  File Nos. 33-31259 and 811-5911).
(xxiii)  Pennsylvania Municipal Cash Trust - Institutional Service Shares and
         Cash Series Shares; (Response is incorporated by reference to
         Post-Effective Amendment No. 21 on Form N-1A filed on December 29,
         1993.  File Nos. 33-31259 and 811-5911).
(xxiv)   Tennessee Municipal Cash Trust - Institutional Shares and
         Institutional Service Shares; (Response is incorporated by reference to Post-Effective Amendment No. 42 on Form N-1A filed on February
         29,1996.  File Nos. 33-31259 and 811-5911).
(xxv)    Treasury Obligations Fund - Institutional Capital Shares; (Response
         is incorporated by reference to Post-Effective Amendment No. 22 on
         Form N-1A filed September 23, 1997.  File Nos. 33-31602 and 811-5950).
(xxvi)   Trust for Government Cash Reserves; (Response is incorporated by reference to Pre-Effective Amendment No. 1 on Form N-1A filed March
         23, 1989. File Nos. 33-27178 and 811-5772).
(xxvii)  Trust for Short-Term U.S. Government Securities; (Response is
         incorporated by reference to Post-Effective Amendment No. 53 on Form
         N-1A filed January 23, 1995.  File Nos. 2-54929 and 811-2602).
(xxviii) Trust for U.S. Treasury Obligations; (Response is incorporated by reference to Post-Effective Amendment No. 27 on Form N-1A filed
         November 27, 1994.  File Nos. 2-49591 and 811-2430).
(xxix)   Virginia Municipal Cash Trust - Institutional Shares and
         Institutional Service Shares; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on December 29,
         1993.  File Nos. 33-31259 and 811-5911).
(xxx)    Liberty U.S. Government Money Market Trust and Liquid Cash; (Response
         is incorporated by reference to Post-Effective Amendment No 41 on
         Form N-1A filed on May 25,2000. File Nos. 33-31602 and 811-5950).
(xxxi)   Liberty U.S. Government Money Market Trust (Response is incorporated by reference to  Post-Effective Amendment No. 41 on Form N-1A filed on May 25,2000. File Nos. 33-31602 and 811-5950).
(xxxii)  Liquid Cash Trust (Response is incorporated by reference to
         Post-Effective Amendment No. 41 on Form N-1A filed on May 25,2000.
         File Nos. 33-31602 and 811-5950).